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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07651
ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio
The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Global Science & Technology Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stocks: 96.5%
		Belgium: 1.1%
15,000	@, L	Option Intl.	$825,059

			825,059

		Bermuda: 0.8%
13,200	@	Marvell Technology Group Ltd.	608,652

			608,652

		Cayman Islands: 0.5%
24,900	@	O2Micro Intl. Ltd.	391,926

			391,926

		Finland: 0.7%
33,700		Nokia Corp. ADR	569,867

			569,867

		Germany: 1.3%
4,500		Merck KGaA	379,508
13,500		SAP AG ADR	584,955

			964,463

		Guernsey: 0.6%
17,500	@	Amdocs Ltd.	485,275

			485,275

		Japan: 7.3%
41,200		Hitachi Construction Machinery Co. Ltd.	793,274
16,500	@	Hoya Corp.	561,938
5,500	L	Hoya Corp.	183,749
30,400		Ibiden Co., Ltd.	1,275,287
41,600		Komatsu Ltd.	569,766
60,000		Nabtesco Corp.	526,119
19,000		Omron Corp.	464,870
7,700		Otsuka Corp.	752,639
79,000	L	Shimadzu Corp.	560,116

			5,687,758

		Mexico: 0.9%
26,500	L	America Movil SA de CV ADR	697,480

			697,480

		Norway: 0.5%
96,000	@	Fast Search & Transfer ASA	364,560

			364,560

PORTFOLIO OF INVESTMENTS
ING VP Global Science & Technology Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Russia: 0.9%
17,900	L	Mobile Telesystems ADR	$728,172

			728,172

		South Korea: 1.5%
2,100		Samsung Electronics Co. Ltd.	1,191,686

			1,191,686

		Switzerland: 2.8%
6,500	L	Alcon, Inc.	831,220
9,700		Roche Holding AG	1,353,167

			2,184,387

		Taiwan: 4.0%
31,200		High Tech Computer Corp.	382,971
163,461		HON HAI Precision Industry Co. Ltd.	764,363
593,640		Lite-On Technology Corp.	665,157
431,000		Mitac Technology Corp.	360,749
987,000		Powerchip Semiconductor Corp.	552,888
200,550		Quanta Computer, Inc.	329,690

			3,055,818

		United Kingdom: 1.6%
33,000	@	Autonomy Corp. PLC	198,226
112,100		Meggitt PLC	643,226
10,700	L	Shire Pharmaceuticals PLC ADR	395,793

			1,237,245

		United States: 72.0%
15,200	@, L	ADC Telecommunications, Inc.	347,472
18,200	L	Adobe Systems, Inc.	543,270
20,200		Adtran, Inc.	636,300
37,700	@, L	Advanced Micro Devices, Inc.	950,040
36,500	@	Agere Systems, Inc.	379,965
19,600	@	Agilent Technologies, Inc.	641,900
33,700	@, L	Alamosa Holdings, Inc.	576,607
11,600	@	Amgen, Inc.	924,172
11,400	@, L	Amylin Pharmaceuticals, Inc.	396,606
24,800	@	Apple Computer, Inc.	1,329,528
45,300		Applied Materials, Inc.	768,288
47,300	@, L	aQuantive, Inc.	952,149
9,000		Autodesk, Inc.	417,960
19,300		Baxter International, Inc.	769,491
58,400	@	BEA Systems, Inc.	524,432
10,208	@	Boston Scientific Corp.	238,561
27,200	@, L	Broadcom Corp.	1,275,952
24,900	@, L	Cadence Design Systems, Inc.	402,384
10,800	@	Caremark Rx, Inc.	539,244
48,900	@	Cisco Systems, Inc.	876,777
13,600	@	Coherent, Inc.	398,208
81,700	@	Compuware Corp.	776,150

PORTFOLIO OF INVESTMENTS
ING VP Global Science & Technology Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		United States: 72.0% (continued)
29,700	@, L	Comverse Technology, Inc.	$780,219
7,800	@	Coventry Health Care, Inc.	670,956
23,200	@, L	Cytyc Corp.	622,920
22,250	@	Dell, Inc.	760,950
9,800	@, L	Electronic Arts, Inc.	557,522
27,100	@	EMC Corp.	350,674
8,800	@	Express Scripts, Inc.	547,360
17,650	@, L	First Horizon Pharmaceutical Corp.	350,706
17,234	@	Genentech, Inc.	1,451,275
12,300	@	Gilead Sciences, Inc.	599,748
6,800		Global Payments, Inc.	528,496
18,300		Goodrich Corp.	811,422
4,000	@	Google, Inc.	1,265,840
29,800		Harris Corp.	1,245,640
33,900		Hewlett-Packard Co.	989,880
84,300	@, L	Informatica Corp.	1,013,286
22,150		Intel Corp.	545,998
9,800		International Business Machines Corp.	786,156
26,900	L	Intersil Corp.	585,882
32,800	@, L	Juniper Networks, Inc.	780,312
21,800	@	Keryx Biopharmaceuticals, Inc.	343,568
23,200	L	KLA-Tencor Corp.	1,131,232
13,850	@, L	Lam Research Corp.	422,010
11,500	@	LifePoint Hospitals, Inc.	502,895
61,200	@, L	LSI Logic Corp.	602,820
7,600	@	Medco Health Solutions, Inc.	416,708
36,500	@	MEMC Electronic Materials, Inc.	831,835
23,100	@	Microsemi Corp.	589,974
29,500		Microsoft Corp.	759,035
14,200	@, L	Millipore Corp.	893,038
15,700	@, L	Momenta Pharmaceuticals, Inc.	427,825
53,400		Motorola, Inc.	1,179,606
15,600	@	MWI Veterinary Supply, Inc.	311,220
21,600		National Semiconductor Corp.	568,080
28,500	@, L	Novellus Systems, Inc.	714,780
25,100	@, L	Nvidia Corp.	860,428
146,400	@, L	OpenTV Corp.	420,168
65,300	@	Oracle Corp.	809,067
35,050	@, L	Panacos Pharmaceuticals, Inc.	341,387
103,200	@, L	Powerwave Technologies, Inc.	1,340,568
15,500	@	Progress Software Corp.	492,435
22,200		QUALCOMM, Inc.	993,450
23,900		Raytheon Co.	908,678
28,600		Scientific-Atlanta, Inc.	1,072,786
33,100	@	Sirf Technology Holdings, Inc.	997,303
27,504		Sprint Nextel Corp.	654,045
8,800	@	St. Jude Medical, Inc.	411,840
17,100	@	Sybase, Inc.	400,482
17,900	@	Symantec Corp.	405,614
35,450		Texas Instruments, Inc.	1,201,755
9,900	@	Unica Corp.	108,702
12,800		UnitedHealth Group, Inc.	719,360
10,500	@, L	Varian Medical Systems, Inc.	414,855
17,600	@, L	Varian Semiconductor Equipment Associates, Inc.	745,712
20,000	@, L	Vertex Pharmaceuticals, Inc.	447,000

PORTFOLIO OF INVESTMENTS
ING VP Global Science & Technology Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		United States: 72.0% (continued)
36,700	@	WebMD Corp.	$406,636
7,600	@	WellPoint, Inc.	576,232
22,900	@	Yahoo!, Inc.	774,935
9,200	@, L	Zimmer Holdings, Inc.	633,787

			55,742,549

		Total Common Stocks
		(Cost $61,728,720)	74,734,897

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 22.4%
		Federal Home Loan Bank: 1.7%
$1,300,000		3.000%, due 10/03/05		$1,299,656

		Total Federal Home Loan Bank
		(Cost $1,299,770)		1,299,656

		Securities Lending CollateralCC: 20.7%
16,089,351		The Bank of New York Institutional Cash Reserves Fund		16,089,351

		Total Securities Lending Collateral
		(Cost $16,089,351)		16,089,351

		Total Short-Term Investments
		(Cost $17,389,007)		17,389,007

		Total Investments in Securities
		(Cost $79,117,841)*	118.9%	$92,123,904
		Other Assets and Liabilities, Net	(18.9)	(14,652,885)

		Net Assets	100.0%	$77,471,019

	@	Non-income producing security
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the
		security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $79,278,083.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,893,462
		Gross Unrealized Depreciation		(1,047,641)

		Net Unrealized Appreciation		$12,845,821

PORTFOLIO OF INVESTMENTS
ING VP Global Science & Technology Portfolio	as of September 30, 2005 (Unaudited) (continued)

Industry	Percentage of Net Assets

Aerospace/Defense	3.1%
Biotechnology	6.2
Computers	9.2
Distribution/Wholesale	0.4
Electronics	5.5
Healthcare — Products	5.8
Healthcare — Services	3.2
Internet	4.9
Machinery-Construction&Mining	1.8
Machinery — Diversified	0.7
Pharmaceuticals	6.4
Semiconductors	20.5
Software	11.0
Sovereign	1.7
Telecommunications	17.8
Securities Lending Collateral	20.7
Other assets and liabilities, net	(18.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.5%
		Agriculture: 2.4%
65,220		Monsanto Co.	$4,092,555

			4,092,555

		Apparel: 1.7%
94,100	@	Coach, Inc.	2,950,976

			2,950,976

		Beverages: 2.7%
79,200		PepsiCo, Inc.	4,491,432

			4,491,432

		Biotechnology: 5.0%
43,800	@	Amgen, Inc.	3,489,546
47,600	@, L	Genentech, Inc.	4,008,396
26,500	@	Medimmune, Inc.	891,725

			8,389,667

		Computers: 8.3%
114,700	@	Apple Computer, Inc.	6,149,067
308,000	@	EMC Corp.	3,985,520
47,500		International Business Machines Corp.	3,810,450

			13,945,037

		Cosmetics/Personal Care: 3.8%
109,400		Gillette Co.	6,367,080

			6,367,080

		Diversified Financial Services: 2.2%
30,200		Goldman Sachs Group, Inc.	3,671,716

			3,671,716

		Electronics: 1.8%
97,100	@, L	Jabil Circuit, Inc.	3,002,332

			3,002,332

		Food: 1.1%
25,300		Wm. Wrigley Jr. Co.	1,818,564

			1,818,564

		Healthcare — Products: 9.4%
16,484	@@, L	Alcon, Inc.	2,107,974
39,200	@	Gen-Probe, Inc.	1,938,440
108,200		Johnson & Johnson	6,846,896
104,900	@	St. Jude Medical, Inc.	4,909,320

			15,802,630

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Healthcare — Services: 5.2%
40,200	@	Coventry Health Care, Inc.	$3,458,004
95,000		UnitedHealth Group, Inc.	5,339,000

			8,797,004

		Insurance: 1.9%
27,600		Allstate Corp.	1,526,004
21,600		Hartford Financial Services Group, Inc.	1,666,872

			3,192,876

		Internet: 5.4%
38,600	@, L	eBay, Inc.	1,590,320
12,100	@	Google, Inc.	3,829,166
109,400	@	Yahoo!, Inc.	3,702,096

			9,121,582

		Lodging: 2.8%
17,200		Harrah’s Entertainment, Inc.	1,121,268
43,000		Marriott Intl., Inc.	2,709,000
21,100	@, L	MGM Mirage	923,547

			4,753,815

		Miscellaneous Manufacturing: 4.7%
24,394		Danaher Corp.	1,313,129
197,560		General Electric Co.	6,651,845

			7,964,974

		Oil & Gas: 1.7%
47,752	@, L	Transocean, Inc.	2,927,675

			2,927,675

		Oil & Gas Services: 3.9%
54,300	L	Halliburton Co.	3,720,636
34,800		Schlumberger Ltd.	2,936,424

			6,657,060

		Packaging & Containers: 1.0%
81,857	@	Owens-Illinois, Inc.	1,687,891

			1,687,891

		Pharmaceuticals: 7.3%
49,000	@	Barr Pharmaceuticals, Inc.	2,691,080
73,900	@	Gilead Sciences, Inc.	3,603,364
31,686	@, L	Kos Pharmaceuticals, Inc.	2,120,744
118,300	@@, L	Teva Pharmaceutical Industries Ltd. ADR	3,953,586

			12,368,774

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Retail: 8.6%
104,600		CVS Corp.	$3,034,446
18,300	L	Federated Department Stores, Inc.	1,223,721
83,000		Home Depot, Inc.	3,165,620
138,500	@	Office Depot, Inc.	4,113,450
11,400	@, L	Sears Holding Corp.	1,418,388
77,100		Staples, Inc.	1,643,772

			14,599,397

		Semiconductors: 6.2%
167,000		Intel Corp.	4,116,551
60,900	@, @@, L	Marvell Technology Group Ltd.	2,808,099
66,100		National Semiconductor Corp.	1,738,430
210,600	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,731,132

			10,394,212

		Software: 6.4%
74,600	@	Activision, Inc.	1,525,570
59,900	L	Adobe Systems, Inc.	1,788,015
137,800		Microsoft Corp.	3,545,594
314,600	@	Oracle Corp.	3,897,894

			10,757,073

		Telecommunications: 5.0%
64,100	@	Comverse Technology, Inc.	1,683,907
96,400		Motorola, Inc.	2,129,476
49,000		QUALCOMM, Inc.	2,192,750
237,700	@	Tellabs, Inc.	2,500,604

			8,506,737

		Total Common Stock
		(Cost $145,936,494)	166,261,059

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 13.3%
		Repurchase Agreement: 0.9%
$1,485,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $1,485,469 to be received upon repurchase (Collateralized by $1,520,000 Federal Home Loan Bank, 3.000%, Market Value plus accrued Interest $1,518,571, due 08/30/06)		$1,485,000

		Total Repurchase Agreement
		(Cost $1,485,000)		1,485,000

		Securities Lending CollateralCC: 12.4%
20,889,351		The Bank of New York Institutional Cash Reserves Fund		20,889,351

		Total Securities Lending Collateral
		(Cost $20,889,351)		20,889,351

		Total Short-Term Investments
		(Cost $22,374,351)		22,374,351

		Total Investments in Securities
		(Cost $168,310,845)*	111.8%	$188,635,410
		Other Assets and Liabilities-Net	(11.8)	(19,945,063)

		Net Assets	100.0%	$168,690,347

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $168,657,848.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,084,766
		Gross Unrealized Depreciation		(2,107,204)

		Net Unrealized Appreciation		$19,977,562

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.1%
		Advertising: 0.2%
56,050	@, L	Interpublic Group of Cos., Inc.	$652,422
30,500		Omnicom Group	2,550,715

			3,203,137

		Aerospace/Defense: 2.9%
206,800		Boeing Co.	14,052,060
80,750		General Dynamics Corp.	9,653,662
18,200		Goodrich Corp.	806,988
17,750	L	L-3 Communications Holdings, Inc.	1,403,493
160,750		Lockheed Martin Corp.	9,812,180
57,431		Northrop Grumman Corp.	3,121,375
70,350		Raytheon Co.	2,674,707
67,028		Rockwell Collins, Inc.	3,238,793
170,000		United Technologies Corp.	8,812,800

			53,576,058

		Agriculture: 2.4%
367,000	L	Altria Group, Inc.	27,051,570
240,877	L	Archer-Daniels-Midland Co.	5,940,027
110,700		Monsanto Co.	6,946,425
31,100	L	Reynolds America, Inc.	2,581,922
43,440	L	UST, Inc.	1,818,398

			44,338,342

		Airlines: 0.1%
111,400	L	Southwest Airlines Co.	1,654,290

			1,654,290

		Apparel: 0.7%
145,600	@, L	Coach, Inc.	4,566,016
16,400	L	Jones Apparel Group, Inc.	467,400
16,550		Liz Claiborne, Inc.	650,746
61,500	L	Nike, Inc.	5,023,320
10,100		Reebok Intl. Ltd.	571,357
40,800		VF Corp.	2,365,176

			13,644,015

		Auto Manufacturers: 0.3%
506,300	L	Ford Motor Co.	4,992,118
700	@, L	Navistar Intl. Corp.	22,701
13,537		Paccar, Inc.	919,027

			5,933,846

		Auto Parts & Equipment: 0.1%
39,700	@, L	Goodyear Tire & Rubber Co.	618,923
25,850		Johnson Controls, Inc.	1,603,992

			2,222,915

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 6.3%
47,900	L	AmSouth Bancorp	$1,209,954
837,724	L	Bank of America Corp.	35,268,180
128,550		Bank of New York	3,780,655
92,226		BB&T Corp.	3,601,425
41,600	L	Comerica, Inc.	2,450,240
18,900		Compass Bancshares, Inc.	866,187
14,400	L	First Horizon National Corp.	523,440
35,110	L	Huntington Bancshares, Inc.	788,922
169,000	L	Keycorp	5,450,250
16,550	L	M&T Bank Corp.	1,749,500
26,800	L	Marshall & Ilsley Corp.	1,166,068
69,100	L	Mellon Financial Corp.	2,209,127
233,637	L	National City Corp.	7,812,821
30,500	L	Northern Trust Corp.	1,541,775
40,750		PNC Financial Services Group, Inc.	2,364,315
7,000	L	Regions Financial Corp.	217,840
50,350		State Street Corp.	2,463,122
59,900		SunTrust Banks, Inc.	4,160,055
39,494	L	Synovus Financial Corp.	1,094,774
301,847		US BanCorp	8,475,864
261,786	L	Wachovia Corp.	12,458,396
278,750		Wells Fargo & Co.	16,326,388
12,050	L	Zions Bancorporation	858,081

			116,837,379

		Beverages: 2.8%
11,700	L	Anheuser-Busch Cos., Inc.	503,568
15,600	L	Brown-Forman Corp.	928,824
469,050		Coca-Cola Co.	20,258,269
53,350		Coca-Cola Enterprises, Inc.	1,040,325
29,300	@	Constellation Brands, Inc.	761,800
35,850	L	Pepsi Bottling Group, Inc.	1,023,518
475,300		PepsiCo, Inc.	26,954,263

			51,470,567

		Biotechnology: 1.1%
206,740	@	Amgen, Inc.	16,470,976
27,200	@	Biogen Idec, Inc.	1,073,856
20,650	@	Genzyme Corp.	1,479,366
19,800	@	Medimmune, Inc.	666,270
500	@, L	Millipore Corp.	31,445

			19,721,913

		Building Materials: 0.2%
26,950		American Standard Cos., Inc.	1,254,523
32,922		Masco Corp.	1,010,047
27,750	L	Vulcan Materials Co.	2,059,327

			4,323,897

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.3%
33,050		Air Products & Chemicals, Inc.	$1,822,377
10,900		Ashland, Inc.	602,116
146,650		Dow Chemical Co.	6,110,905
12,550		Eastman Chemical Co.	589,473
35,700		Ecolab, Inc.	1,139,901
81,950		EI Du Pont de Nemours & Co.	3,209,981
18,050		Engelhard Corp.	503,776
1,100	@, L	Hercules, Inc.	13,442
9,500		International Flavors & Fragrances, Inc.	338,580
68,350		PPG Industries, Inc.	4,045,637
49,700		Praxair, Inc.	2,382,121
32,400	L	Rohm & Haas Co.	1,332,612
18,450		Sherwin-Williams Co.	813,092
9,900	L	Sigma-Aldrich Corp.	634,194

			23,538,207

		Commercial Services: 0.9%
184,974		Cendand Corp.	3,817,863
800	@	Convergys Corp.	11,496
55,737	L	Equifax, Inc.	1,947,451
57,400	L	H&R Block, Inc.	1,376,452
114,750		McKesson Corp.	5,444,887
4,200	L	Moody’s Corp.	214,536
59,450		Paychex, Inc.	2,204,406
38,950	L	Robert Half Intl., Inc.	1,386,231
32,750	L	RR Donnelley & Sons Co.	1,214,043

			17,617,365

		Computers: 5.2%
20,200	@, L	Affiliated Computer Services, Inc.	1,102,920
309,800	@, L	Apple Computer, Inc.	16,608,378
30,150	@, L	Computer Sciences Corp.	1,426,396
701,500	@	Dell, Inc.	23,991,300
40,350	L	Electronic Data Systems Corp.	905,454
658,750	@	EMC Corp.	8,524,225
654,668	L	Hewlett-Packard Co.	19,116,306
252,450		International Business Machines Corp.	20,251,539
9,450	@	Lexmark Intl., Inc.	576,923
30,900	@	NCR Corp.	986,019
55,600	@, L	Network Appliance, Inc.	1,319,944
547,950	@	Sun Microsystems, Inc.	2,147,964
65,377	@, L	Unisys Corp.	434,103

			97,391,471

		Cosmetics/Personal Care: 1.9%
13,650		Alberto-Culver Co.	610,837
135,750		Colgate-Palmolive Co.	7,166,243
72,300		Gillette Co.	4,207,860
395,600	L	Procter & Gamble Co.	23,522,376

			35,507,317

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
46,650		Genuine Parts Co.	$2,001,285
12,050		WW Grainger, Inc.	758,186

			2,759,471

		Diversified Financial Services: 4.7%
225,400		American Express Co.	12,946,976
17,100		Bear Sterns Cos., Inc.	1,876,725
45,000		Capital One Financial Corp.	3,578,400
55,500		CIT Group, Inc.	2,507,490
80,900		Citigroup, Inc.	3,682,568
9,800		Countrywide Financial Corp.	323,204
56,000	@, L	E*Trade Financial Corp.	985,600
159,800		Fannie Mae	7,162,236
13,150	L	Federated Investors, Inc.	436,974
35,550		Franklin Resources, Inc.	2,984,778
11,400		Freddie Mac	643,644
76,750		Goldman Sachs Group, Inc.	9,331,265
58,000		JPMorgan Chase & Co.	1,967,940
72,750	L	Lehman Brothers Holdings, Inc.	8,473,920
192,500		MBNA Corp.	4,743,200
152,950		Merrill Lynch & Co., Inc.	9,383,483
179,300		Morgan Stanley	9,671,442
95,750	@, L	Providian Financial Corp.	1,692,860
171,050		Schwab Corp.	2,468,252
34,450	@, L	SLM Corp.	1,847,898
18,700	L	T. Rowe Price Group, Inc.	1,221,110

			87,929,965

		Electric: 3.2%
94,650	@, L	AES Corp.	1,555,099
44,500	@, L	Allegheny Energy, Inc.	1,367,040
32,650	L	Ameren Corp.	1,746,449
58,700	L	American Electric Power Co., Inc.	2,330,390
40,000	L	CenterPoint Energy Resources Corp.	594,800
63,400	@, L	CMS Energy Corp.	1,042,930
32,900	L	Consolidated Edison, Inc.	1,597,295
25,999		Constellation Energy Group, Inc.	1,601,538
54,800	L	Dominion Resources, Inc.	4,720,472
27,100		DTE Energy Co.	1,242,806
168,200	L	Duke Energy Corp.	4,906,394
93,650		Edison Intl.	4,427,772
3,300	L	Entergy Corp.	245,256
104,250	L	Exelon Corp.	5,571,120
47,950	L	FirstEnergy Corp.	2,499,154
63,400	L	FPL Group, Inc.	3,017,840
56,250		Pacific Gas & Electric Co.	2,207,813
16,800	L	Pinnacle West Capital Corp.	740,544
53,700	L	PPL Corp.	1,736,121
36,050	L	Public Service Enterprise Group, Inc.	2,320,178
12,100	L	Southern Co.	432,696
33,900	L	TECO Energy, Inc.	610,878
101,300		TXU Corp.	11,434,744
12,200	L	Xcel Energy, Inc.	239,242

			58,188,571

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components & Equipment: 0.3%
69,229		Emerson Electric Co.	$4,970,642

			4,970,642

		Electronics: 0.5%
134,950	@	Agilent Technologies, Inc.	4,419,612
28,700	L	Applera Corp. — Applied Biosystems Group	666,988
23,350	@, L	Jabil Circuit, Inc.	721,982
27,000		PerkinElmer, Inc.	549,990
381,950	@, L	Solectron Corp.	1,493,425
23,250	@	Thermo Electron Corp.	718,425
18,750	@, L	Waters Corp.	780,000

			9,350,422

		Entertainment: 0.0%
25,700	L	International Game Technology	693,900

			693,900

		Environmental Control: 0.1%
85,450		Waste Management, Inc.	2,444,725

			2,444,725

		Food: 1.1%
11,600		Albertson’s, Inc.	297,540
48,900		Campbell Soup Co.	1,454,775
8,050		ConAgra Foods, Inc.	199,237
60,950		General Mills, Inc.	2,937,790
37,100		Hershey Foods Corp.	2,089,101
47,300		HJ Heinz Co.	1,728,342
60,850		Kellogg Co.	2,807,011
109,450	@, L	Kroger Co.	2,253,575
18,050		McCormick & Co., Inc.	588,972
65,350	L	Safeway, Inc.	1,672,960
20,838	L	Sara Lee Corp.	394,880
52,850	L	Supervalu, Inc.	1,644,692
43,207		WM Wrigley Jr. Co.	3,105,719

			21,174,594

		Forest Products & Paper: 0.3%
4,150		Georgia-Pacific Corp.	141,349
18,800		Louisiana-Pacific Corp.	520,572
29,700		MeadWestvaco Corp.	820,314
23,300	L	Plum Creek Timber Co., Inc.	883,303
26,100		Temple-Inland, Inc.	1,066,185
40,300	L	Weyerhaeuser Co.	2,770,625

			6,202,348

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 0.1%
22,350		KeySpan Corp.	$822,033
42,350	L	NiSource, Inc.	1,026,988
39,800		Sempra Energy	1,872,988

			3,722,009

		Hand/Machine Tools: 0.1%
21,350	L	Black & Decker Corp.	1,752,622
5,000		Snap-On, Inc.	180,600
10,750		Stanley Works	501,810

			2,435,032

		Healthcare — Products: 2.8%
6,700		Bausch & Lomb, Inc.	540,556
93,600		Baxter International, Inc.	3,731,832
43,750		Becton Dickinson & Co.	2,293,813
114,850	@	Boston Scientific Corp.	2,684,045
13,900		CR Bard, Inc.	917,817
54,000		Guidant Corp.	3,720,060
478,150		Johnson & Johnson	30,257,332
97,300		Medtronic, Inc.	5,217,226
49,550	@	St. Jude Medical, Inc.	2,318,940
3,750	@, L	Zimmer Holdings, Inc.	258,337

			51,939,958

		Healthcare — Services: 3.0%
115,500		Aetna, Inc.	9,949,170
29,300	@	Coventry Health Care, Inc.	2,520,386
36,300	L	HCA, Inc.	1,739,496
55,550	@	Humana, Inc.	2,659,734
20,000	@	Laboratory Corp. of America Holdings	974,200
13,700		Quest Diagnostics	692,398
388,100		UnitedHealth Group, Inc.	21,811,220
215,200	@	WellPoint, Inc.	16,316,464

			56,663,068

		Home Furnishings: 0.0%
900		Maytag Corp.	16,434

			16,434

		Household Products/Wares: 0.3%
25,700		Clorox Co.	1,427,378
2,200	L	Fortune Brands, Inc.	178,926
82,800		Kimberly-Clark Corp.	4,929,084

			6,535,388

		Housewares: 0.0%
39,850	L	Newell Rubbermaid, Inc.	902,603

			902,603

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Insurance: 5.9%
47,600	@@	ACE Ltd.	$2,240,532
41,400		Aflac, Inc.	1,875,420
179,650		Allstate Corp.	9,932,849
13,700	L	AMBAC Financial Group, Inc.	987,222
428,524		American International Group, Inc.	26,551,347
52,450	L	AON Corp.	1,682,596
81,850		Chubb Corp.	7,329,667
34,150	L	Cigna Corp.	4,024,919
22,818	L	Cincinnati Financial Corp.	955,846
54,350		Hartford Financial Services Group, Inc.	4,194,189
2,075	L	Jefferson-Pilot Corp.	106,178
48,450		Lincoln National Corp.	2,520,369
38,106		Loews Corp.	3,521,375
19,700	L	MBIA, Inc.	1,194,214
212,400	L	Metlife, Inc.	10,583,892
26,100	L	MGIC Investment Corp.	1,675,620
76,600	L	Principal Financial Group	3,628,542
35,850	L	Progressive Corp.	3,756,005
93,200		Prudential Financial, Inc.	6,296,592
24,527		Safeco Corp.	1,309,251
278,900		St. Paul Cos.	12,514,243
19,600		Torchmark Corp.	1,035,468
45,350	L	UnumProvident Corp.	929,675
21,250	@@, L	XL Capital Ltd.	1,445,638

			110,291,649

		Internet: 0.8%
89,200	@, L	eBay, Inc.	3,675,040
18,300	@, L	Monster Worldwide, Inc.	561,993
457,310	@, L	Symantec Corp.	10,362,645
20,150	@, L	Yahoo!, Inc.	681,876

			15,281,554

		Iron/Steel: 0.2%
63,100		Nucor Corp.	3,722,269
18,250	L	United States Steel Corp.	772,888

			4,495,157

		Leisure Time: 0.3%
14,800	L	Brunswick Corp.	558,404
69,350	L	Carnival Corp.	3,466,113
42,650		Harley-Davidson, Inc.	2,065,966
21,250	L	Sabre Holdings Corp.	430,950

			6,521,433

		Lodging: 0.4%
27,200		Harrah’s Entertainment, Inc.	1,773,168
58,800		Hilton Hotels Corp.	1,312,416
33,050		Marriott International, Inc.	2,082,150
25,450	L	Starwood Hotels & Resorts Worldwide, Inc.	1,454,977

			6,622,711

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Machinery — Diversified: 0.2%
6,450	L	Cummins, Inc.	$567,536
37,150		Deere & Co.	2,273,580
26,150		Rockwell Automation, Inc.	1,383,335

			4,224,451

		Media: 3.1%
43,600		Clear Channel Communications, Inc.	1,434,004
334,450	@, L	Comcast Corp.	9,826,141
100	L	Dow Jones & Co., Inc.	3,819
19,600		Gannett Co.	1,349,068
100	L	Knight-Ridder, Inc.	5,868
146,500		McGraw-Hill Cos, Inc.	7,037,860
10,400	L	Meredith Corp.	518,856
17,150	L	New York Times Co.	510,213
432,550		News Corp., Inc.	6,743,454
730,400		Time Warner, Inc.	13,227,544
17,700	L	Tribune Co.	599,853
254,800		Viacom, Inc.	8,410,948
309,400		Walt Disney Co.	7,465,822

			57,133,450

		Mining: 0.2%
50,500	L	Freeport-McMoRan Copper & Gold, Inc.	2,453,795
17,000	L	Phelps Dodge Corp.	2,208,810

			4,662,605

		Miscellaneous Manufacturing: 4.9%
131,700		3M Co.	9,661,512
11,050		Cooper Industries Ltd.	763,997
64,900		Danaher Corp.	3,493,567
30,800		Dover Corp.	1,256,332
21,200	L	Eaton Corp.	1,347,260
1,704,000		General Electric Co.	57,373,680
143,950		Honeywell Intl., Inc.	5,398,125
40,750		Illinois Tool Works, Inc.	3,354,948
90,700	@@	Ingersoll-Rand Co.	3,467,461
10,800		ITT Industries, Inc.	1,226,880
16,600	L	Pall Corp.	456,500
19,200	L	Parker Hannifin Corp.	1,234,752
34,750		Textron, Inc.	2,492,270

			91,527,284

		Office/Business Equipment: 0.2%
33,550	L	Pitney Bowes, Inc.	1,400,377
141,250	@, L	Xerox Corp.	1,928,063

			3,328,440

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 11.0%
12,100	L	Amerada Hess Corp.	$1,663,750
37,550	L	Anadarko Petroleum Corp.	3,595,412
24,304		Apache Corp.	1,828,147
144,300	L	Burlington Resources, Inc.	11,734,476
524,218		ChevronTexaco Corp.	33,932,631
285,188		ConocoPhillips	19,937,493
166,800	L	Devon Energy Corp.	11,449,152
39,000		EOG Resources, Inc.	2,921,100
1,216,600		Exxon Mobil Corp.	77,302,764
20,750		Kerr-McGee Corp.	2,015,033
135,300		Marathon Oil Corp.	9,326,229
23,300	L	Murphy Oil Corp.	1,161,971
21,100	@, @@	Nabors Industries Ltd.	1,515,613
3,550	L	Noble Corp.	243,033
96,250	@, L	Occidental Petroleum Corp.	8,222,638
14,200	L	Rowan Cos., Inc.	503,958
49,900		Sunoco, Inc.	3,902,180
46,600	@, L	Transocean, Inc.	2,857,046
110,100	L	Valero Energy Corp.	12,447,906

			206,560,532

		Oil & Gas Services: 0.1%
7,900		BJ Services Co.	284,321
7,550	L	Halliburton Co.	517,326
2,300	@, L	National-Oilwell, Inc.	151,340
8,500	L	Schlumberger Ltd.	717,230
2,000	@, L	Weatherford Intl. Ltd.	137,320

			1,807,537

		Packaging & Containers: 0.1%
26,650		Ball Corp.	979,121
28,250	@, L	Pactiv Corp.	494,940
12,100	@, L	Sealed Air Corp.	574,266

			2,048,327

		Pharmaceuticals: 5.5%
249,900		Abbott Laboratories	10,595,760
18,350	L	Allergan, Inc.	1,681,227
41,950	L	AmerisourceBergen Corp.	3,242,735
116,600		Cardinal Health, Inc.	7,397,104
74,750	@	Caremark Rx, Inc.	3,732,268
88,200		Eli Lilly & Co.	4,720,464
38,700	@	Express Scripts, Inc.	2,407,140
51,050	@, L	Forest Laboratories, Inc.	1,989,419
80,700	@, L	Gilead Sciences, Inc.	3,934,932
62,486	@	Hospira, Inc.	2,560,051
95,066	@	King Pharmaceuticals, Inc.	1,462,115
48,904	@	Medco Health Solutions, Inc.	2,681,406
377,850	L	Merck & Co., Inc.	10,281,298
1,184,750		Pfizer, Inc.	29,583,207
243,700	L	Schering-Plough Corp.	5,129,885
28,200	@	Watson Pharmaceuticals, Inc.	1,032,402
237,150		Wyeth	10,972,931

			103,404,344

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.2%
14,100	L	Kinder Morgan, Inc.	$1,355,856
69,350	L	Williams Cos., Inc.	1,737,218

			3,093,074

		Real Estate Investment Trust: 0.4%
13,550		Apartment Investment & Management Co.	525,468
16,500	L	Archstone-Smith Trust	657,855
4,300		Equity Residential	162,755
28,000		Prologis	1,240,680
8,100		Public Storage, Inc.	542,700
32,900	L	Simon Property Group LP	2,438,548
17,700	L	Vornado Realty Trust	1,533,174

			7,101,180

		Retail: 6.9%
3,000	@, L	Autonation, Inc.	59,910
8,900	@, L	Autozone, Inc.	740,925
39,800	@	Bed Bath & Beyond, Inc.	1,599,164
169,500		Best Buy Co., Inc.	7,378,335
31,750		Circuit City Stores, Inc.	544,830
69,150	L	Costco Wholesale Corp.	2,979,673
65,300		CVS Corp.	1,894,353
58,150		Darden Restaurants, Inc.	1,766,015
24,350		Dillard’s, Inc.	508,428
46,900		Dollar General Corp.	860,146
25,000		Family Dollar Stores, Inc.	496,750
70,570	L	Federated Department Stores	4,719,016
344,050		Home Depot, Inc.	13,122,067
70,850		JC Penney Co., Inc.	3,359,707
24,800	@, L	Kohl’s Corp.	1,244,464
56,950	L	Limited Brands	1,163,489
125,350		Lowe’s Cos., Inc.	8,072,540
335,150		McDonald’s Corp.	11,224,174
88,900		Nordstrom, Inc.	3,051,048
127,100	@	Office Depot, Inc.	3,774,870
17,100	@, L	Sears Holding Corp.	2,127,582
295,225		Staples, Inc.	6,294,197
66,650	@	Starbucks Corp.	3,339,165
134,100	L	Target Corp.	6,963,813
125,450		The Gap, Inc.	2,186,593
22,900		Tiffany & Co.	910,733
68,450		TJX Cos., Inc.	1,401,856
401,540	L	Wal-Mart Stores, Inc.	17,595,483
381,000	L	Walgreen Co.	16,554,450
31,550	L	Wendy’s Intl., Inc.	1,424,483
43,700		Yum! Brands, Inc.	2,115,517

			129,473,776

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Savings & Loans: 0.6%
39,400	L	Golden West Financial Corp.	$2,339,966
246,900	L	Washington Mutual, Inc.	9,683,418

			12,023,384

		Semiconductors: 3.2%
54,050	@, L	Altera Corp.	1,032,895
55,500	L	Analog Devices, Inc.	2,061,270
265,250		Applied Materials, Inc.	4,498,640
42,800	@, L	Broadcom Corp.	2,007,748
6,534	@, L	Freescale Semiconductor, Inc.	154,072
1,070,000		Intel Corp.	26,375,500
29,300	L	Kla-Tencor Corp.	1,428,668
40,100		Linear Technology Corp.	1,507,359
58,600	@, L	LSI Logic Corp.	577,210
48,800		Maxim Integrated Products	2,081,320
90,350	L	National Semiconductor Corp.	2,376,205
800	@, L	Novellus Systems, Inc.	20,064
25,100	@	Nvidia Corp.	860,428
16,100	@	QLogic Corp.	550,620
410,100		Texas Instruments, Inc.	13,902,390

			59,434,389

		Software: 4.3%
86,900	L	Adobe Systems, Inc.	2,593,965
62,450		Autodesk, Inc.	2,900,178
102,600		Automatic Data Processing, Inc.	4,415,904
87,500	@, L	BMC Software, Inc.	1,846,250
45,500	@, L	Citrix Systems, Inc.	1,143,870
78,687	L	Computer Associates Intl., Inc.	2,188,285
171,750	@, L	Compuware Corp.	1,631,625
47,700	@, L	Electronic Arts, Inc.	2,713,653
61,989		First Data Corp.	2,479,560
24,700	@	Fiserv, Inc.	1,132,989
31,000		IMS Health, Inc.	780,270
48,400	@, L	Intuit, Inc.	2,168,804
13,250	@, L	Mercury Interactive Corp.	524,700
1,480,950	L	Microsoft Corp.	38,104,843
136,313	@, L	Novell, Inc.	1,015,532
1,046,200	@	Oracle Corp.	12,962,418
78,400	@, L	Parametric Technology Corp.	546,448
65,750		Siebel Systems, Inc.	679,198

			79,828,492

		Telecommunications: 5.5%
1,157	@, L	ADC Telecommunications, Inc.	26,449
6,600		Alltel Corp.	429,720
68,700		AT&T Corp.	1,360,260
67,300	@, L	Avaya, Inc.	693,190
331,000		BellSouth Corp.	8,705,300
39,900	L	CenturyTel, Inc.	1,395,702
1,027,200	@	Cisco Systems, Inc.	18,417,696

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 5.5% (continued)
31,050	@, L	Comverse Technology, Inc.	$815,683
236,650	@	Corning, Inc.	4,574,444
614,500		Motorola, Inc.	13,574,305
262,100		Qualcomm, Inc.	11,728,975
292,800	@	Qwest Communications Intl., Inc.	1,200,480
656,450	L	SBC Communications, Inc.	15,735,107
27,100		Scientific-Atlanta, Inc.	1,016,521
264,903		Sprint Corp.	6,299,393
58,200	@	Tellabs, Inc.	612,264
499,450		Verizon Communications, Inc.	16,327,021

			102,912,510

		Textiles: 0.0%
22,200	L	Cintas Corp.	911,310

			911,310

		Toys/Games/Hobbies: 0.1%
64,250	L	Hasbro, Inc.	1,262,513
64,150	L	Mattel, Inc.	1,070,022

			2,332,535

		Transportation: 1.6%
66,050	L	Burlington Northern Santa Fe Corp.	3,949,790
59,300	L	CSX Corp.	2,756,264
49,750		FedEx Corp.	4,334,718
162,550		Norfolk Southern Corp.	6,593,028
4,050		Union Pacific Corp.	290,385
186,100	L	United Parcel Service, Inc.	12,865,093

			30,789,278

		Total Common Stock
		(Cost $1,706,649,617)	1,852,719,250

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 0.8%
		Repurchase Agreement: 0.8%
$14,282,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $14,286,511 to be received upon repurchase (Collateralized by $13,775,000 various U.S. Government Agency Obligations, 4.650%-7.605%, Market value plus accrued interest $14,568,444, due 09/29/09-02/25/15		$14,282,000

		Total Short-Term Investment
		(Cost $14,282,000)		14,282,000

		Total Investments in Securities
		(Cost $1,720,931,617)*	99.9%	$1,867,001,250
		Other Assets and Liabilities-Net	0.1	1,428,168

		Net Assets	100.0%	$1,868,429,418

	@	Non-income producing security
	@@	Foreign Issuer
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,792,589,449.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$127,856,944
		Gross Unrealized Depreciation		(53,445,143)

		Net Unrealized Appreciation		$74,411,801

Information concerning open futures contracts at September 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
S&P 500 FUTURE	25	7,714,375	12/15/2005	(66,625)

		$7,714,375		$(66,625)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.6%
		Advertising: 0.3%
64,468		Catalina Marketing Corp.	$1,466,002
57,050	L	Harte-Hanks, Inc.	1,507,832

			2,973,834

		Aerospace/Defense: 0.3%
32,150	@, L	Alliant Techsystems, Inc.	2,399,998
5,200	@	Sequa Corp.	306,800

			2,706,798

		Agriculture: 0.0%
8,900		Universal Corp.	345,587

			345,587

		Airlines: 0.2%
30,100	@, L	Airtran Holdings, Inc.	381,066
56,200	@, L	Alaska Air Group, Inc.	1,633,172

			2,014,238

		Apparel: 0.9%
136,932		Polo Ralph Lauren Corp.	6,887,680
87,670	@, L	Timberland Co.	2,961,493

			9,849,173

		Auto Parts & Equipment: 0.6%
55,900		ArvinMeritor, Inc.	934,648
10,000		Bandag, Inc.	428,600
47,250		BorgWarner, Inc.	2,667,735
47,112	L	Modine Manufacturing Co.	1,728,068

			5,759,051

		Banks: 3.8%
107,005	L	Associated Banc-Corp.	3,261,512
43,854		Bank of Hawaii Corp.	2,158,494
39,228		City National Corp.	2,749,491
129,825		Colonial BancGroup, Inc.	2,908,080
135,100		Commerce BanCorp, Inc.	4,146,219
40,709		Cullen/Frost Bankers, Inc.	2,008,582
124,088	L	FirstMerit Corp.	3,324,318
40,800		Greater Bay Bancorp	1,005,312
110,849		Mercantile Bankshares Corp.	5,972,544
28,500	@, L	SVB Financial Group	1,386,240
254,854	L	TCF Financial Corp.	6,817,344
18,500		Webster Financial Corp.	831,760
93,161		Wilmington Trust Corp.	3,395,718

			39,965,614

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Beverages: 0.1%
57,001		PepsiAmericas, Inc.	$1,295,633

			1,295,633

		Biotechnology: 0.8%
61,624	@	Charles River Laboratories International, Inc.	2,688,039
43,450	@, L	Invitrogen Corp.	3,268,743
92,250	@, L	Protein Design Labs, Inc.	2,583,000

			8,539,782

		Building Materials: 0.5%
68,895	L	Martin Marietta Materials	5,405,502

			5,405,502

		Chemicals: 2.5%
55,900		Airgas, Inc.	1,656,317
38,900		Albemarle Corp.	1,466,530
194,700		Chemtura Corp.	2,418,174
33,350	L	Cytec Industries, Inc.	1,446,723
33,849		Ferro Corp.	620,114
82,529	@	FMC Corp.	4,722,309
56,550		Lubrizol Corp.	2,450,312
175,973	L	Lyondell Chemical Co.	5,036,347
17,200	L	Minerals Technologies, Inc.	984,012
54,400	L	Olin Corp.	1,033,056
99,400	L	RPM International, Inc.	1,828,960
35,600	L	Sensient Technologies Corp.	674,620
80,804		Valspar Corp.	1,806,777

			26,144,251

		Coal: 0.9%
112,700	L	Peabody Energy Corp.	9,506,245

			9,506,245

		Commercial Services: 4.0%
77,062		Adesa, Inc.	1,703,070
60,593	@	Alliance Data Systems Corp.	2,372,216
19,300		Banta Corp.	982,177
210,700	@, L	Career Education Corp.	7,492,492
75,500	@, W	ChoicePoint, Inc.	3,259,335
76,824	@, L	Corinthian Colleges, Inc.	1,019,455
55,677		Corporate Executive Board Co.	4,341,692
18,188	L	Deluxe Corp.	730,430
20,100	@	DeVry, Inc.	382,905
98,746	@	Education Management Corp.	3,183,571
74,800	@	Gartner, Inc.	874,412
36,748	@	ITT Educational Services, Inc.	1,813,514
8,785		Kelly Services, Inc.	269,348
77,300	@	Korn/Ferry Intl.	1,266,947
41,371	@, L	Laureate Education, Inc.	2,025,938
76,500		Manpower, Inc.	3,395,835

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 4.0% (continued)
78,213	@	MPS Group, Inc.	$922,913
82,554	@, L	Quanta Services, Inc.	1,053,389
24,300	@	Rent-A-Center, Inc.	469,233
31,431		Rollins, Inc.	613,533
65,380	@, L	Sotheby’s Holdings	1,093,154
57,100	@, L	United Rentals, Inc.	1,125,441
38,850	@, L	Valassis Communications, Inc.	1,514,373

			41,905,373

		Computers: 4.9%
50,183	@	Anteon International Corp.	2,145,825
95,900	@	BISYS Group, Inc.	1,287,937
234,050	@, L	Cadence Design Systems, Inc.	3,782,248
125,350	@	Ceridian Corp.	2,601,012
117,800	@	Cognizant Technology Solutions Corp.	5,488,302
60,600		Diebold, Inc.	2,088,276
144,812	@, L	DST Systems, Inc.	7,940,042
28,661		Imation Corp.	1,228,697
70,527		Jack Henry & Associates, Inc.	1,368,224
132,000	@, L	McData Corp.	691,680
25,300	@, L	Mentor Graphics Corp.	217,580
45,770		Reynolds & Reynolds Co.	1,254,556
153,950	@, L	Sandisk Corp.	7,428,087
31,400	@	SRA International, Inc.	1,114,072
326,213	@	Synopsys, Inc.	6,165,426
483,178	@, L	Western Digital Corp.	6,247,492

			51,049,456

		Distribution/Wholesale: 0.4%
54,050	L	CDW Corp.	3,184,626
19,900	@	Tech Data Corp.	730,529

			3,915,155

		Diversified Financial Services: 2.9%
65,144	L	A.G. Edwards, Inc.	2,853,959
218,397	@, L	AmeriCredit Corp.	5,213,136
111,300	L	Eaton Vance Corp.	2,762,466
141,333	L	IndyMac Bancorp, Inc.	5,593,960
17,558	L	Jefferies Group, Inc.	764,651
40,714	@, L	Labranche & Co., Inc.	353,805
96,050	L	Legg Mason, Inc.	10,535,725
54,454		Raymond James Financial, Inc.	1,749,062

			29,826,764

		Electric: 4.4%
102,396		Alliant Energy Corp.	2,982,796
332,103	@, L	Aquila, Inc.	1,315,128
28,801	L	Black Hills Corp.	1,249,099
68,700	L	Duquesne Light Holdings, Inc.	1,182,327
123,393	L	Energy East Corp.	3,108,270
23,859	L	Great Plains Energy, Inc.	713,623
73,230	L	Hawaiian Electric Industries	2,041,652

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 4.4% (continued)
14,641	L	Idacorp, Inc.	$441,133
105,269	L	MDU Resources Group, Inc.	3,752,840
106,100		Northeast Utilities	2,116,695
94,800		NSTAR	2,741,616
74,355		OGE Energy Corp.	2,089,376
165,792	L	Pepco Holdings, Inc.	3,857,980
65,314		PNM Resources, Inc.	1,872,552
45,330	L	Puget Energy, Inc.	1,064,348
100,850	W	SCANA Corp.	4,259,904
165,400	@	Sierra Pacific Resources	2,456,190
72,619		Westar Energy, Inc.	1,752,297
103,950	L	Wisconsin Energy Corp.	4,149,684
54,513		WPS Resources Corp.	3,150,851

			46,298,361

		Electrical Components & Equipment: 1.1%
64,397	W, L	Ametek, Inc.	2,767,139
102,680	@, L	Energizer Holdings, Inc.	5,821,956
53,583		Hubbell, Inc.	2,514,650

			11,103,745

		Electronics: 2.8%
73,800		Amphenol Corp.	2,977,092
252,507	@	Arrow Electronics, Inc.	7,918,620
392,760	@, L	Avnet, Inc.	9,602,982
52,237		Gentex Corp.	908,924
62,523	@	Kemet Corp.	523,943
57,625	L	National Instruments Corp.	1,419,880
27,936	@, L	Plexus Corp.	477,426
51,028	@	Thomas & Betts Corp.	1,755,874
48,539	@	Varian, Inc.	1,665,858
152,353	@, L	Vishay Intertechnology, Inc.	1,820,618

			29,071,217

		Engineering & Construction: 0.5%
16,450	@, L	Dycom Industries, Inc.	332,619
31,600		Granite Construction, Inc.	1,208,384
48,981	@, L	Jacobs Engineering Group, Inc.	3,301,319

			4,842,322

		Entertainment: 0.6%
97,200		GTECH Holdings Corp.	3,116,232
51,449		International Speedway Corp.	2,699,529
37,350	@, L	Macrovision Corp.	713,385

			6,529,146

		Environmental Control: 0.6%
109,175		Republic Services, Inc.	3,852,786
35,900	@, L	Stericycle, Inc.	2,051,685

			5,904,471

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.2%
127,300	@	Dean Foods Co.	$4,946,878
104,326		Hormel Foods Corp.	3,441,715
49,410		J.M. Smucker Co.	2,398,361
35,073	L	Ruddick Corp.	808,433
85,000	@	Smithfield Foods, Inc.	2,522,800
28,027		Tootsie Roll Industries, Inc.	889,857
57,000		Whole Foods Market, Inc.	7,663,650

			22,671,694

		Forest Products & Paper: 0.4%
46,600		Bowater, Inc.	1,317,382
41,066		Glatfelter	578,620
42,650		Longview Fibre Co.	831,249
10,000		Potlatch Corp.	521,200
17,313	L	Rayonier, Inc.	997,575

			4,246,026

		Gas: 0.8%
67,948	L	AGL Resources, Inc.	2,521,551
85,750	L	Oneok, Inc.	2,917,215
61,312		Vectren Corp.	1,738,195
40,654		WGL Holdings, Inc.	1,306,213

			8,483,174

		Hand/Machine Tools: 0.1%
10,188	L	Kennametal, Inc.	499,620

			499,620

		Healthcare — Products: 3.9%
22,700	@, L	Advanced Medical Optics, Inc.	861,465
91,003		Beckman Coulter, Inc.	4,912,342
99,200	@, L	Cytyc Corp.	2,663,520
112,181		Dentsply International, Inc.	6,060,018
47,650	@, L	Edwards Lifesciences Corp.	2,116,136
42,776	@	Gen-Probe, Inc.	2,115,273
73,200	@, L	Henry Schein, Inc.	3,119,784
46,848	L	Hillenbrand Industries, Inc.	2,204,198
31,300	@	Inamed Corp.	2,368,784
29,500	@	Intuitive Surgical, Inc.	2,162,055
115,110	@, L	Patterson Cos, Inc.	4,607,853
52,550		STERIS Corp.	1,250,165
32,150	@, L	Techne Corp.	1,831,907
111,800	@, L	Varian Medical Systems, Inc.	4,417,218

			40,690,718

		Healthcare — Services: 4.7%
41,652	@	Apria Healthcare Group, Inc.	1,329,115
190,501	@	Community Health Systems, Inc.	7,393,344
53,561	@	Covance, Inc.	2,570,392

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Healthcare — Services: 4.7% (continued)
1	@	Coventry Health Care, Inc.	$86
212,659	@, L	Health Net, Inc.	10,063,024
43,500	@	LifePoint Hospitals, Inc.	1,902,255
192,314	@	Lincare Holdings, Inc.	7,894,490
149,850	@, L	Pacificare Health Systems, Inc.	11,955,033
57,500	@, L	Renal Care Group, Inc.	2,720,900
25,788	@	Triad Hospitals, Inc.	1,167,423
48,628	L	Universal Health Services, Inc.	2,316,152

			49,312,214

		Holding Companies — Diversified: 0.3%
78,308	L	Leucadia National Corp.	3,375,075

			3,375,075

		Home Builders: 1.2%
115,100	L	Lennar Corp.	6,878,376
38,200	L	Thor Industries, Inc.	1,298,800
105,000	@, L	Toll Brothers, Inc.	4,690,350

			12,867,526

		Home Furnishings: 0.6%
42,350	L	Furniture Brands International, Inc.	763,571
55,653		Harman International Industries, Inc.	5,691,632

			6,455,203

		Household Products/Wares: 0.9%
150,750	L	American Greetings Corp.	4,130,550
28,050	L	Blyth, Inc.	625,234
53,993	L	Church & Dwight, Inc.	1,994,501
19,392	L	Scotts Miracle-Gro Co.	1,705,139
41,050	L	Tupperware Corp.	935,119

			9,390,544

		Insurance: 6.9%
43,830	@	Allmerica Financial Corp.	1,803,166
103,685		American Financial Group, Inc.	3,518,032
32,747	L	AmerUs Group Co.	1,878,695
19,050	L	Brown & Brown, Inc.	946,595
74,864	@@	Everest Re Group Ltd.	7,329,186
146,232		Fidelity National Financial, Inc.	6,510,249
134,951		First American Corp.	6,163,212
90,796		HCC Insurance Holdings, Inc.	2,590,410
75,902		Horace Mann Educators Corp.	1,501,342
52,435		Mercury General Corp.	3,145,576
62,293		Ohio Casualty Corp.	1,689,386
154,551		Old Republic International Corp.	4,121,875
129,322		PMI Group, Inc.	5,156,068
100,186		Protective Life Corp.	4,125,659
171,814	L	Radian Group, Inc.	9,123,323
22,707		Stancorp Financial Group, Inc.	1,911,929
39,344	L	Unitrin, Inc.	1,867,266
218,687		WR Berkley Corp.	8,633,763

			72,015,732

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Internet: 2.1%
41,600	@, L	Avocent Corp.	$1,316,224
71,200	@, L	Checkfree Corp.	2,692,784
32,700	@	F5 Networks, Inc.	1,421,469
165,500	@	Macromedia, Inc.	6,730,885
304,000	@	McAfee, Inc.	9,551,680
24,400	@	RSA Security, Inc.	310,124

			22,023,166

		Iron/Steel: 0.1%
32,364		Steel Dynamics, Inc.	1,099,081

			1,099,081

		Lodging: 0.2%
37,748		Boyd Gaming Corp.	1,627,694
8		Harrah’s Entertainment, Inc.	521

			1,628,215

		Machinery — Construction & Mining: 0.3%
67,900		Joy Global, Inc.	3,426,234

			3,426,234

		Machinery — Diversified: 0.6%
75,414	@, L	AGCO Corp.	1,372,535
46,250	@, L	Flowserve Corp.	1,681,188
57,991		Graco, Inc.	1,987,931
25,000	L	Nordson Corp.	950,750

			5,992,404

		Media: 1.3%
90,529	L	Belo Corp.	2,069,493
34,395	@	Entercom Communications Corp.	1,086,538
38,029	L	Lee Enterprises, Inc.	1,615,472
19,100		Media General, Inc.	1,107,991
84,200		Reader’s Digest Association, Inc.	1,344,674
31,350	@	Scholastic Corp.	1,158,696
5,030	L	Washington Post Co.	4,036,575
69,095		Westwood One, Inc.	1,374,300

			13,793,739

		Metal Fabricate/Hardware: 1.0%
172,696		Precision Castparts Corp.	9,170,158
31,200	L	Timken Co.	924,456

			10,094,614

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 2.6%
48,050		Brink’s Co.	$1,972,933
24,050		Carlisle Cos., Inc.	1,528,858
46,790		Crane Co.	1,391,535
153,679		Donaldson Co., Inc.	4,691,820
41,500	L	Federal Signal Corp.	709,235
35,150		Harsco Corp.	2,304,785
41,827		Lancaster Colony Corp.	1,798,561
86,400	L	Pentair, Inc.	3,153,600
62,900	L	SPX Corp.	2,890,255
91,312		Teleflex, Inc.	6,437,496

			26,879,078

		Office Furnishings: 0.9%
152,977	L	Herman Miller, Inc.	4,635,203
76,541		HNI Corp.	4,609,299

			9,244,502

		Oil & Gas: 6.4%
47,988	@	Denbury Resources, Inc.	2,420,515
127,050		ENSCO International, Inc.	5,919,259
124,050	@	Forest Oil Corp.	6,463,005
115,800		Helmerich & Payne, Inc.	6,993,162
168,000	@	Newfield Exploration Co.	8,248,800
275,102	L	Noble Energy, Inc.	12,902,284
143,300		Patterson-UTI Energy, Inc.	5,170,264
125,300		Pioneer Natural Resources Co.	6,881,476
129,500	L	Pogo Producing Co.	7,632,730
136,150	@, L	Pride International, Inc.	3,881,637

			66,513,132

		Oil & Gas Services: 2.0%
113,791	@, L	Cooper Cameron Corp.	8,412,569
57,900	@, L	FMC Technologies, Inc.	2,438,169
103,500	@, L	Grant Prideco, Inc.	4,207,275
76,600	@, L	Hanover Compressor Co.	1,061,676
73,576		Smith International, Inc.	2,450,816
51,400	L	Tidewater, Inc.	2,501,638

			21,072,143

		Packaging & Containers: 0.3%
65,017		Packaging Corp. of America	1,261,980
84,280	L	Sonoco Products Co.	2,301,687

			3,563,667

		Pharmaceuticals: 2.5%
189,967	@	Barr Pharmaceuticals, Inc.	10,432,988
19,450	@, L	Cephalon, Inc.	902,869
79,061	@, L	IVAX Corp.	2,084,048
88,835	L	Omnicare, Inc.	4,995,192
23,130	L	Perrigo Co.	330,990

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.5% (continued)
90,550	@, L	Sepracor, Inc.	$5,341,544
31,600	L	Valeant Pharmaceuticals Intl.	634,528
63,850	@, L	VCA Antech, Inc.	1,629,452

			26,351,612

		Pipelines: 1.7%
106,898		Equitable Resources, Inc.	4,175,436
75,014		National Fuel Gas Co.	2,565,479
110,100		Questar Corp.	9,702,012
22,500		Western Gas Resources, Inc.	1,152,675

			17,595,602

		Real Estate Investment Trust: 2.9%
70,150		AMB Property Corp.	3,149,735
90,600		Developers Diversified Realty Corp.	4,231,020
42,550	L	Highwoods Properties, Inc.	1,255,650
55,700	L	Hospitality Properties Trust	2,387,302
75,450		Liberty Property Trust	3,209,643
50,500		Macerich Co.	3,279,470
53,150		Mack-Cali Realty Corp.	2,388,561
82,253		New Plan Excel Realty Trust	1,887,706
53,400		Regency Centers Corp.	3,067,830
111,491		United Dominion Realty Trust, Inc.	2,642,337
70,875		Weingarten Realty Investors	2,682,619

			30,181,873

		Retail: 9.1%
48,700	@, L	99 Cents Only Stores	450,475
73,046	L	Abercrombie & Fitch Co.	3,641,343
90,975	@	Advance Auto Parts	3,518,913
46,400	@, L	Aeropostale, Inc.	986,000
298,900		American Eagle Outfitters	7,033,117
63,200	@, L	AnnTaylor Stores Corp.	1,677,960
61,650		Applebees International, Inc.	1,275,539
122,600		Barnes & Noble, Inc.	4,622,020
53,450	@, L	BJ’s Wholesale Club, Inc.	1,485,910
12,000		Bob Evans Farms, Inc.	272,520
63,397		Borders Group, Inc.	1,405,511
127,600	@, L	Brinker International, Inc.	4,792,656
90,698	@, L	Carmax, Inc.	2,836,126
37,650		CBRL Group, Inc.	1,267,299
65,350	@, L	Cheesecake Factory	2,041,534
153,337	@, L	Chico’s FAS, Inc.	5,642,802
222,076		Claire’s Stores, Inc.	5,358,694
67,199	@	Copart, Inc.	1,604,040
90,200	@, L	Dollar Tree Stores, Inc.	1,952,830
53,950		Foot Locker, Inc.	1,183,663
188,500		Michaels Stores, Inc.	6,231,810
41,404	L	Neiman-Marcus Group, Inc.	4,138,330
245,893	@	O’Reilly Automotive, Inc.	6,929,265
57,800	L	Outback Steakhouse, Inc.	2,115,480
166,850	@	Pacific Sunwear of California	3,577,264
146,050	@, L	Payless ShoeSource, Inc.	2,541,270

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Retail: 9.1% (continued)
119,650		PETsMART, Inc.	$2,605,977
37,550		Regis Corp.	1,420,141
125,150	L	Ross Stores, Inc.	2,966,055
27,283		Ruby Tuesday, Inc.	593,678
121,996	@, L	Saks, Inc.	2,256,926
94,700	@	Urban Outfitters, Inc.	2,784,180
98,500	@, L	Williams-Sonoma, Inc.	3,777,475

			94,986,803

		Savings & Loans: 0.4%
84,075		Astoria Financial Corp.	2,221,262
67,950	L	Independence Community Bank	2,316,415

			4,537,677

		Semiconductors: 3.0%
20,800	@, L	Cabot Microelectronics Corp.	611,104
46,000	@, L	Cypress Semiconductor Corp.	692,300
41,500	@, L	Fairchild Semiconductor International, Inc.	616,690
72,560	@, L	Integrated Device Technology, Inc.	779,294
56,150	@, L	International Rectifier Corp.	2,531,242
127,950		Intersil Corp.	2,786,751
196,472	@, L	Lam Research Corp.	5,986,502
229,500	@	MEMC Electronic Materials, Inc.	5,230,305
56,700	@, L	Micrel, Inc.	636,741
273,550		Microchip Technology, Inc.	8,239,326
63,250	@, L	Semtech Corp.	1,041,728
36,950	@, L	Silicon Laboratories, Inc.	1,122,910
312,706	@, L	Triquint Semiconductor, Inc.	1,100,725

			31,375,618

		Software: 2.7%
168,900	@	Activision, Inc.	3,454,005
74,450	L	Acxiom Corp.	1,393,704
23,873	@, L	Advent Software, Inc.	643,139
52,914		Certegy, Inc.	2,117,618
42,800	@, L	CSG Systems International, Inc.	929,188
94,868	@	D&B Corp.	6,248,955
56,412	L	Fair Isaac Corp.	2,527,258
36,300	@, L	Keane, Inc.	414,909
34,473	W	MoneyGram International, Inc.	748,409
55,107		SEI Investments Co.	2,070,921
197,345	@, L	Sybase, Inc.	4,621,820
78,280	@, L	Transaction Systems Architects, Inc.	2,180,098
68,453	@	Wind River Systems, Inc.	885,097

			28,235,121

		Telecommunications: 1.7%
59,650		Adtran, Inc.	1,878,975
192,973	@	Cincinnati Bell, Inc.	851,011
41,594	@, L	CommScope, Inc.	721,240
178,287	L	Harris Corp.	7,452,397
33,250	@	Newport Corp.	463,172

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Telecommunications: 1.7% (continued)
82,750	@	Polycom, Inc.	$1,338,067
95,000	@, L	Powerwave Technologies, Inc.	1,234,050
92,499	L	Telephone & Data Systems, Inc.	3,607,461

			17,546,373

		Transportation: 2.3%
15,100	L	Alexander & Baldwin, Inc.	803,924
72,350	L	C.H. Robinson Worldwide, Inc.	4,639,082
73,597	L	CNF, Inc.	3,863,842
89,300	L	Expeditors International Washington, Inc.	5,070,454
117,700	L	J.B. Hunt Transport Services, Inc.	2,237,477
66,200		Overseas Shipholding Group	3,861,446
49,600	@, L	Swift Transportation Co., Inc.	877,920
49,925	@, L	Yellow Roadway Corp.	2,067,894

			23,422,039

		Trucking & Leasing: 0.3%
71,345		GATX Corp.	2,821,695

			2,821,695

		Water: 0.1%
32,009	L	Aqua America, Inc.	1,216,982

			1,216,982

		Total Common Stock
		(Cost $944,920,062)	1,038,560,610

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 21.8%
		Repurchase Agreement: 0.6%
$5,654,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $5,655,767 to be received upon repurchase (Collateralized by $11,225,000, 8.125% Residential Funding Corp., Market Value plus accrued interest $5,769,426, due 10/15/19).		$5,654,000

		Total Repurchase Agreement		5,654,000

		(Cost $5,654,000)
		Securities Lending Collateralcc: 21.2%
221,524,140		The Bank of New York Institutional Cash Reserves		221,524,140

		Total Securities Lending Collateral
		(Cost $221,524,140)		221,524,140

		Total Short-Term Investments
		(Cost $227,178,140)		227,178,140

		Total Investments in Securities
		(Cost $1,172,098,202)*	121.4%	$1,265,738,750
		Other Assets and Liabilities, Net	(21.4)	(222,807,868)

		Net Assets	100.0%	$1,042,930,882

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,180,846,486.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$106,242,026
		Gross Unrealized Depreciation		(21,349,762)

		Net Unrealized Appreciation		$84,892,264

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.4%
		Advertising: 0.3%
50,544		Advo, Inc.	$1,581,522

			1,581,522

		Aerospace/Defense: 2.6%
56,500	@	AAR Corp.	970,670
31,775	@	Armor Holdings, Inc.	1,366,643
22,175		Curtiss-Wright Corp.	1,368,419
47,386		DRS Technologies, Inc.	2,338,973
16,000	L	EDO Corp.	480,480
70,701	L	Engineered Support Systems, Inc.	2,901,569
23,150	@, L	Esterline Technologies Corp.	877,154
36,770		Kaman Corp.	751,947
59,679	@	Moog, Inc.	1,761,724
87,200	@	Teledyne Technologies, Inc.	3,005,784
14,025	@	Triumph Group, Inc.	521,309

			16,344,672

		Agriculture: 0.2%
35,322		Alliance One Intl., Inc.	125,040
42,163	L	Delta & Pine Land Co.	1,113,525

			1,238,565

		Airlines: 0.8%
35,000	@	Frontier Airlines, Inc.	342,300
77,397	@, L	Mesa Air Group, Inc.	638,525
153,782		Skywest, Inc.	4,124,433

			5,105,258

		Apparel: 1.6%
16,850	@	Ashworth, Inc.	115,086
31,600	@	Gymboree Corp.	431,024
13,975		Haggar Corp.	397,309
67,775		K-Swiss, Inc.	2,004,107
26,525	L	Kellwood Co.	685,671
14,125	L	Oxford Industries, Inc.	637,320
36,700		Phillips-Van Heusen Corp.	1,138,434
118,350	@	Quiksilver, Inc.	1,710,158
29,300	L	Russell Corp.	411,372
48,112	L	Stride Rite Corp.	616,796
93,808		Wolverine World Wide, Inc.	1,974,658

			10,121,935

		Auto Manufacturers: 1.0%
153,150	L	Oshkosh Truck Corp.	6,609,954

			6,609,954

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Auto Parts & Equipment: 0.1%
23,450		Superior Industries Intl., Inc.	$504,644

			504,644

		Banks: 5.7%
25,600		Amegy Bancorp, Inc.	579,328
26,500	L	Boston Private Financial Holdings, Inc.	703,310
80,781	L	Central Pacific Financial Corp.	2,841,876
43,737		Chittenden Corp.	1,159,468
30,911		Community Bank System, Inc.	698,589
57,100	L	East-West Bancorp, Inc.	1,943,684
214,500	@@, L	First Bancorp Puerto Rico	3,629,340
46,387		First Midwest Bancorp, Inc.	1,727,452
39,828		First Republic Bank	1,403,140
173,600		Fremont General Corp.	3,789,688
32,992		Gold Banc Corp., Inc.	491,581
43,075		Hudson United Bancorp	1,823,365
14,268	L	Irwin Financial Corp.	290,925
21,471		Nara Bancorp, Inc.	320,991
16,550	L	PrivateBancorp, Inc.	567,334
15,893		Prosperity Bancshares, Inc.	480,763
33,614		Provident Bankshares Corp.	1,169,095
61,819		Republic Bancorp, Inc.	874,121
65,184	L	South Financial Group, Inc.	1,749,539
46,229		Sterling Bancshares, Inc.	680,029
45,675		Susquehanna Bancshares, Inc.	1,098,027
72,574	L	Trustco Bank Corp. NY	909,352
88,046		UCBH Holdings, Inc.	1,613,003
25,500		Umpqua Holdings Corp.	620,160
36,024		United Bankshares, Inc.	1,259,039
110,004		Whitney Holding Corp.	2,974,508
21,675		Wintrust Financial Corp.	1,089,386

			36,487,093

		Beverages: 0.0%
6,300	@, L	Peet’s Coffee & Tea, Inc.	192,906

			192,906

		Biotechnology: 0.5%
59,725	@	Arqule, Inc.	467,647
25,450		Cambrex Corp.	482,532
28,850	@, L	Enzo Biochem, Inc.	443,136
18,675	@, L	Integra LifeSciences Holdings Corp.	714,506
62,425	@, L	Regeneron Pharmaceuticals, Inc.	592,413
127,964	@	Savient Pharmaceuticals, Inc.	482,424

			3,182,658

		Building Materials: 1.8%
21,300		Apogee Enterprises, Inc.	364,230
16,250		ElkCorp.	581,263
73,712	L	Florida Rock Industries, Inc.	4,724,202
53,002	L	Lennox Intl., Inc.	1,452,785

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Building Materials: 1.8% (continued)
36,869	@, L	NCI Building Systems, Inc.	$1,503,887
14,900		Simpson Manufacturing Co., Inc.	583,186
22,200	L	Texas Industries, Inc.	1,207,680
16,470	L	Universal Forest Products, Inc.	944,060

			11,361,293

		Chemicals: 0.7%
25,397		Arch Chemicals, Inc.	590,480
48,976		HB Fuller Co.	1,522,174
43,418		Macdermid, Inc.	1,140,157
11,669	@	OM Group, Inc.	234,897
32,027	@	Omnova Solutions, Inc.	139,958
8,500		Penford Corp.	113,645
85,200	@	PolyOne Corp.	516,312
5,900		Quaker Chemical Corp.	102,542
45,351		Wellman, Inc.	287,072

			4,647,237

		Coal: 0.6%
74,250	L	Massey Energy Co.	3,791,948

			3,791,948

		Commercial Services: 4.1%
43,787		Aaron Rents, Inc.	926,095
43,375		ABM Industries, Inc.	902,634
61,240		Administaff, Inc.	2,433,678
31,900		Arbitron, Inc.	1,270,896
26,100		Bowne & Co., Inc.	372,969
26,450	L	Central Parking Corp.	395,428
25,694		Chemed Corp.	1,113,578
19,981	@	Consolidated Graphics, Inc.	860,182
10,450		CPI Corp.	183,816
21,225	@, L	Cross Country Healthcare, Inc.	393,936
21,612	L	Healthcare Services Group	416,031
22,722	@, L	Heidrick & Struggles Intl., Inc.	735,738
44,550		Hooper Holmes, Inc.	175,082
10,200	@, L	iPayment, Inc.	385,968
89,417	@	Labor Ready, Inc.	2,293,546
18,200		Maximus, Inc.	650,650
13,875	@, L	Midas, Inc.	275,835
29,847	@, L	NCO Group, Inc.	616,639
22,095	@	On Assignment, Inc.	188,912
21,100	@, L	Parexel Intl., Corp.	423,899
107,881		Pharmaceutical Product Development, Inc.	6,204,224
32,469	L	Pre-Paid Legal Services, Inc.	1,256,550
18,700	@, L	SFBC Intl., Inc.	830,093
12,812	@	SourceCorp.	274,689
62,047	@	Spherion Corp.	471,557
11,900		Startek, Inc.	157,080
24,325	@, L	Vertrue, Inc.	884,214
22,825		Viad Corp.	624,264
11,650	@	Volt Information Sciences, Inc.	236,728
12,325		Watson Wyatt & Co. Holdings	332,159

			26,287,070

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Computers: 2.8%
61,444		Agilysys, Inc.	$1,034,717
33,863	@	Brooktrout, Inc.	439,203
53,485	@	CACI Intl., Inc.	3,241,183
29,675	@	Carreker Corp.	209,506
9,700	@	Catapult Communications Corp.	177,898
45,400	@, L	Ciber, Inc.	337,322
38,537	L	Factset Research Systems, Inc.	1,358,044
21,475	@, L	Hutchinson Technology, Inc.	560,927
32,387	@, L	Kronos, Inc.	1,445,756
27,275	@, L	Manhattan Associates, Inc.	632,780
21,706	@	Mercury Computer Systems, Inc.	569,783
97,550	@	Micros Systems, Inc.	4,267,813
54,075		MTS Systems Corp.	2,042,413
39,200	@	Radiant Systems, Inc.	404,544
19,300	@, L	Radisys Corp.	374,420
21,658		Talx Corp.	710,166

			17,806,475

		Distribution/Wholesale: 1.6%
37,234	L	Building Materials Holding Corp.	3,469,827
29,685		Hughes Supply, Inc.	967,731
40,711		Owens & Minor, Inc.	1,194,868
51,093		SCP Pool Corp.	1,784,678
32,450		United Stationers, Inc.	1,553,057
23,468		Watsco, Inc.	1,246,385

			10,216,546

		Diversified Financial Services: 0.6%
16,650	L	Financial Federal Corp.	662,670
71,525	@, L	Investment Technology Group	2,117,140
8,200	@	Piper Jaffray Cos., Inc.	244,852
24,797		SWS Group, Inc.	406,671
26,864	@	World Acceptance, Corp.	682,614

			4,113,947

		Electric: 0.9%
46,100		Avista Corp.	894,340
8,525		Central Vermont Public Service Corp.	149,188
15,200		CH Energy Group, Inc.	721,696
48,585	L	Cleco Corp.	1,145,634
50,526	@, L	El Paso Electric Co.	1,053,467
4,700		Green Mountain Power Corp.	154,771
12,900	L	UIL Holdings Corp.	674,799
34,825	L	Unisource Energy Corp.	1,157,583

			5,951,478

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Electrical Components & Equipment: 0.3%
24,100	@	Advanced Energy Industries, Inc.	$259,316
11,064		C&D Technologies, Inc.	104,112
16,077	@, L	Intermagnetics General Corp.	449,191
7,705	@	Littelfuse, Inc.	216,742
22,384	L	Vicor Corp.	339,118
19,950	@, L	Wilson Greatbatch Technologies, Inc.	547,428

			1,368,479

		Electronics: 3.9%
12,369		Analogic Corp.	623,521
12,953	L	Bel Fuse, Inc.	471,878
57,991		Brady Corp.	1,794,242
32,576	@	Checkpoint Systems, Inc.	772,703
79,550	@	Coherent, Inc.	2,329,224
30,775		CTS Corp.	372,378
19,284	L	Cubic Corp.	330,142
94,200	@, L	Cymer, Inc.	2,950,344
21,944	L	Daktronics, Inc.	526,217
19,311	@	Dionex Corp.	1,047,622
26,322	@, L	Electro Scientific Industries, Inc.	588,560
27,175	@, L	FEI Co.	523,119
71,100	@, L	Flir Systems, Inc.	2,103,138
64,300	@	Itron, Inc.	2,935,938
20,950		Keithley Instruments, Inc.	305,870
34,700		Methode Electronics, Inc.	399,744
18,625		Park Electrochemical Corp.	496,356
37,555	@	Paxar Corp.	632,802
14,079	@	Photon Dynamics, Inc.	269,613
5,645	@, L	Planar Systems, Inc.	46,402
6,400	@, L	Rogers Corp.	247,680
9,475	@	SBS Technologies, Inc.	91,244
24,975	@, L	Sonic Solutions, Inc.	536,963
40,005		Technitrol, Inc.	612,877
54,800	@	Trimble Navigation Ltd.	1,846,212
26,150	L	Watts Water Technologies, Inc.	754,428
16,101	L	Woodward Governor Co.	1,369,390

			24,978,607

		Energy — Alternate Sources: 0.3%
43,540	@, L	Headwaters, Inc.	1,628,396

			1,628,396

		Engineering & Construction: 0.9%
27,049	@, L	Emcor Group, Inc.	1,604,006
27,400	@, L	Insituform Technologies, Inc.	473,746
77,572	@, L	Shaw Group, Inc.	1,912,926
42,408	@	URS Corp.	1,712,859

			5,703,537

		Entertainment: 0.5%
50,663	@, L	Argosy Gaming Co.	2,380,654
32,075	@, L	Shuffle Master, Inc.	847,742

			3,228,396

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Environmental Control: 0.5%
27,972	@, L	Aleris Intl., Inc.	$767,831
58,276	@, L	Tetra Tech, Inc.	980,202
47,450	@, L	Waste Connections, Inc.	1,664,546

			3,412,579

		Food: 2.3%
13,461	L	American Italian Pasta Co.	143,494
80,150		Corn Products Intl., Inc.	1,616,626
137,279		Flowers Foods, Inc.	3,744,971
34,655	@, L	Hain Celestial Group, Inc.	672,307
10,773		J&J Snack Foods Corp.	622,679
31,827		Lance, Inc.	555,699
34,648		Nash Finch Co.	1,461,799
35,700	@, L	Performance Food Group Co.	1,126,692
77,709	@, L	Ralcorp Holdings, Inc.	3,257,561
15,525	L	Sanderson Farms, Inc.	576,909
29,324	@, L	TreeHouse Foods, Inc.	788,229

			14,566,966

		Forest Products & Paper: 0.4%
22,325	@, L	Buckeye Technologies, Inc.	181,279
26,225	@, L	Caraustar Industries, Inc.	287,951
12,521		Deltic Timber Corp.	576,592
5,000	L	Neenah Paper, Inc.	146,500
32,725		Rock-Tenn Co.	494,148
24,624		Schweitzer-Mauduit Intl., Inc.	549,608
47,273		Wausau-Mosinee Paper Corp.	591,385

			2,827,463

		Gas: 3.5%
138,763		Atmos Energy Corp.	3,920,055
9,084		Cascade Natural Gas Corp.	197,759
76,950		Energen Corp.	3,328,857
22,250		Laclede Group, Inc.	722,903
27,400	L	New Jersey Resources Corp.	1,259,852
49,441	L	Northwest Natural Gas Co.	1,840,194
84,775	L	Piedmont Natural Gas Co.	2,133,787
109,902	L	Southern Union Co.	2,832,175
40,575		Southwest Gas Corp.	1,111,349
174,172		UGI Corp.	4,902,942

			22,249,873

		Hand/Machine Tools: 0.2%
11,600	L	Baldor Electric Co.	294,060
26,253		Regal-Beloit Corp.	851,647

			1,145,707

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Healthcare — Products: 6.2%
52,147	@, L	Advanced Neuromodulation Systems, Inc.	$2,474,897
70,700	@, L	American Medical Systems Holdings, Inc.	1,424,605
9,200	@, L	Arthrocare Corp.	370,024
17,650	@, L	Biosite, Inc.	1,091,829
26,875	@, L	Conmed Corp.	749,275
45,200	L	Cooper Cos., Inc.	3,462,772
21,850	@, L	Cyberonics, Inc.	652,004
26,317	L	Diagnostic Products Corp.	1,387,695
22,376	@, L	DJ Orthopedics, Inc.	647,561
43,200	@	Haemonetics Corp.	2,053,296
57,260	@	Hologic, Inc.	3,306,765
12,225	@, L	ICU Medical, Inc.	351,591
32,625	@, L	Idexx Laboratories, Inc.	2,181,960
46,487	@	Immucor, Inc.	1,275,603
12,514		Invacare Corp.	521,458
35,700	L	LCA-Vision, Inc.	1,325,184
38,400		Mentor Corp.	2,112,384
24,975	@	Merit Medical Systems, Inc.	443,057
9,800		PolyMedica Corp.	342,412
11,250	@, L	Possis Medical, Inc.	123,300
35,350	@, L	Resmed, Inc.	2,815,628
151,054	@	Respironics, Inc.	6,371,458
16,050	@, L	Surmodics, Inc.	620,975
41,250	@, L	Sybron Dental Specialties, Inc.	1,715,175
26,500	@, L	Viasys Healthcare, Inc.	662,235
20,348		Vital Signs, Inc.	937,839

			39,420,982

		Healthcare — Services: 2.7%
19,650	@, L	Amedisys, Inc.	766,350
30,900	@, L	American Healthways, Inc.	1,310,160
53,373	@, L	Amerigroup Corp.	1,020,492
26,225	@, L	Amsurg Corp.	717,516
43,466	@, L	Centene Corp.	1,087,954
27,275	@	Gentiva Health Services, Inc.	494,223
15,450	@, L	LabOne, Inc.	672,075
87,984	@, L	Odyssey HealthCare, Inc.	1,493,088
24,300	@	Pediatrix Medical Group, Inc.	1,866,726
25,825	@, L	Rehabcare Group, Inc.	529,929
63,184	@, L	Sierra Health Services	4,351,482
17,025	@, L	Sunrise Senior Living, Inc.	1,136,249
43,412	@, L	United Surgical Partners Intl., Inc.	1,697,843

			17,144,087

		Home Builders: 2.9%
68,060	@, L	Champion Enterprises, Inc.	1,005,927
22,700	@, L	Fleetwood Enterprises, Inc.	279,210
10,432		M/I Homes, Inc.	566,040
32,650	L	MDC Holdings, Inc.	2,575,759
23,100	@, L	Meritage Homes Corp.	1,770,846
9,725	@, L	NVR, Inc.	8,606,139
8,975	L	Skyline Corp.	364,744
68,050	L	Standard-Pacific Corp.	2,824,756
28,300	L	Winnebago Industries, Inc.	819,851

			18,813,272

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.4%
53,693	@, L	Audiovox Corp.	$750,628
35,875		Ethan Allen Interiors, Inc.	1,124,681
47,217	L	Fedders Corp.	101,044
45,230	L	La-Z-Boy, Inc.	596,584

			2,572,937

		Household Products/Wares: 0.6%
51,800	@, L	Fossil, Inc.	942,242
28,850	L	Harland John H. Co.	1,280,940
41,925	@, L	Spectrum Brands, Inc.	987,334
18,579		Standard Register Co.	277,756
16,425		WD-40 Co.	435,427

			3,923,699

		Housewares: 0.7%
9,175		Libbey, Inc.	139,460
108,700		Toro Co.	3,995,812

			4,135,272

		Insurance: 4.4%
29,910		Delphi Financial Group, Inc.	1,399,788
36,450		Hilb Rogal & Hamilton Co.	1,360,314
22,387		Infinity Property & Casualty Corp.	785,560
48,875	L	Landamerica Financial Group, Inc.	3,159,769
51,000	@, L	Philadelphia Consolidated Holding Co.	4,329,900
34,329		Presidential Life Corp.	617,922
52,518	@, L	ProAssurance Corp.	2,451,015
35,976		RLI Corp.	1,664,250
75,028		Selective Insurance Group, Inc.	3,668,869
31,571		Stewart Information Services Corp.	1,616,435
93,100	L	UICI	3,351,600
61,000		Zenith National Insurance Corp.	3,824,090

			28,229,512

		Internet: 1.1%
32,000	@, L	Digital Insight Corp.	833,920
103,693	@, L	Internet Security Systems, Inc.	2,489,669
25,025	@, L	j2 Global Communications, Inc.	1,011,511
37,600	@, L	Napster, Inc.	150,400
35,550	@	Verity, Inc.	377,541
36,475	@, L	Webex Communications, Inc.	894,002
23,550	@, L	Websense, Inc.	1,205,996

			6,963,039

		Iron/Steel: 0.9%
24,340		Carpenter Technology Corp.	1,426,567
20,800	@	Chaparral Steel Co.	524,576
21,127	L	Cleveland-Cliffs, Inc.	1,840,373
7,300	@	Material Sciences Corp.	110,011
28,275	L	Reliance Steel & Aluminum Co.	1,496,596
20,781	L	Ryerson Tull, Inc.	442,635

			5,840,758

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.9%
24,385		Arctic Cat, Inc.	$500,868
30,100	@	Bally Total Fitness Holding Corp.	134,547
17,600	@, L	K2, Inc.	200,640
69,100	@, L	Multimedia Games, Inc.	670,961
28,975	L	Nautilus Group, Inc.	639,478
11,600	@, L	Pegasus Solutions, Inc.	104,168
70,625	L	Polaris Industries, Inc.	3,499,469
9,200	@, L	WMS Industries, Inc.	258,796

			6,008,927

		Lodging: 0.2%
32,400	@, L	Aztar Corp.	998,244
17,185	L	Marcus Corp.	344,387

			1,342,631

		Machinery — Construction & Mining: 0.8%
6,367	@	Astec Industries, Inc.	180,759
131,726		JLG Industries, Inc.	4,819,854

			5,000,613

		Machinery — Diversified: 2.1%
35,209	L	Albany Intl. Corp.	1,298,156
72,612		Applied Industrial Technologies, Inc.	2,605,319
50,700		Briggs & Stratton Corp.	1,753,713
47,975		Cognex Corp.	1,442,608
24,900	@, L	Gardner Denver, Inc.	1,110,540
49,002	@	Gerber Scientific, Inc.	384,176
52,795		IDEX Corp.	2,246,427
29,075	L	Manitowoc Co.	1,461,019
33,033	L	Stewart & Stevenson Services, Inc.	787,837

			13,089,795

		Media: 0.1%
9,075	@, L	4Kids Entertainment, Inc.	157,814
8,725		Thomas Nelson, Inc.	163,681

			321,495

		Metal Fabricate/Hardware: 1.4%
9,066	@	AM Castle & Co.	158,655
59,050		Commercial Metals Co.	1,992,347
25,595		Kaydon Corp.	727,154
9,742		Lawson Products, Inc.	357,726
33,750	L	Mueller Industries, Inc.	937,238
68,150		Quanex Corp.	4,512,893
18,297		Valmont Industries, Inc.	537,200

			9,223,213

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Mining: 0.3%
24,593		AMCOL Intl. Corp.	$468,989
25,025	@	Century Aluminum Co.	562,562
24,233	@	RTI Intl. Metals, Inc.	953,569

			1,985,120

		Miscellaneous Manufacturing: 2.4%
41,450		Acuity Brands, Inc.	1,229,822
21,375	L	AO Smith Corp.	609,188
91,410		Aptargroup, Inc.	4,553,132
19,975	L	Barnes Group, Inc.	716,304
23,625	@, L	Ceradyne, Inc.	866,565
52,800		Clarcor, Inc.	1,516,416
19,200	@	EnPro Industries, Inc.	646,848
26,573	@, L	Griffon Corp.	653,696
5,800	@	Lydall, Inc.	51,794
2,000	@, I,X, L	Mascotech, Inc.	—
31,437		Myers Industries, Inc.	365,927
87,600		Roper Industries, Inc.	3,441,804
10,365		Standex Intl. Corp.	272,910
22,400		Sturm Ruger & Co., Inc.	206,080
27,135		Tredegar Corp.	353,026

			15,483,512

		Office Furnishings: 0.1%
81,982	@, L	Interface, Inc.	677,171

			677,171

		Office/Business Equipment: 0.2%
23,564	@, L	Global Imaging Systems, Inc.	802,354
13,080	@	Imagistics Intl., Inc.	547,398

			1,349,752

		Oil & Gas: 7.3%
5,100	@, L	Atwood Oceanics, Inc.	429,471
46,400		Cabot Oil & Gas Corp.	2,343,664
156,854	@, L	Cimarex Energy Co.	7,110,192
117,150		Frontier Oil Corp.	5,195,603
9,083		Penn Virginia Corp.	524,180
40,850	@	Petroleum Development Corp.	1,566,189
44,922	@, L	Remington Oil & Gas Corp.	1,864,263
80,050	@	Southwestern Energy Co.	5,875,670
29,325	@	Spinnaker Exploration Co.	1,897,034
91,150	L	St. Mary Land & Exploration Co.	3,336,090
64,618	@, L	Stone Energy Corp.	3,944,283
72,744	@, L	Swift Energy Co.	3,328,038
71,550	@	Unit Corp.	3,995,284
116,375		Vintage Petroleum, Inc.	5,313,683

			46,683,644

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services: 1.9%
37,671	@, L	Cal Dive Intl., Inc.	$2,388,718
7,472	@	Dril-Quip, Inc.	358,656
20,300	@	Hydril Co.	1,393,392
29,304	@, L	Lone Star Technologies, Inc.	1,629,009
39,825	@, L	Maverick Tube Corp.	1,194,750
23,250	@, L	Oceaneering Intl., Inc.	1,241,783
20,125	@	Seacor Smit, Inc.	1,460,673
12,750	@	Tetra Technologies, Inc.	398,055
33,150	@, L	Veritas DGC, Inc.	1,213,953
23,525	@	W-H Energy Services, Inc.	762,681

			12,041,670

		Packaging & Containers: 0.1%
17,400		Chesapeake Corp.	319,986

			319,986

		Pharmaceuticals: 0.8%
45,853	L	Alpharma, Inc.	1,140,364
10,175	@, L	Bradley Pharmaceuticals, Inc.	111,111
31,492	@, L	Connetics Corp.	532,530
53,079		Medicis Pharmaceutical Corp.	1,728,252
12,376		Natures Sunshine Prods, Inc.	287,618
23,700	@	NBTY, Inc.	556,950
19,300	@	Theragenics Corp.	56,935
10,400	@, L	USANA Health Sciences, Inc.	496,080

			4,909,840

		Real Estate Investment Trust: 2.4%
28,016		Acadia Realty Trust	504,008
39,225	L	Capital Automotive	1,518,400
45,400	L	Colonial Properties Trust	2,019,392
55,050	L	Commercial Net Lease Realty	1,101,000
21,061	L	EastGroup Properties, Inc.	921,419
24,800		Entertainment Properties Trust	1,106,824
23,600		Essex Property Trust, Inc.	2,124,000
29,002		Gables Residential Trust	1,265,937
19,450		Glenborough Realty Trust, Inc.	373,440
10,975		Kilroy Realty Corp.	614,929
52,957	L	Lexington Corporate Properties Trust	1,247,137
57,600	L	New Century Financial Corp.	2,089,152
14,834		Sovran Self Storage, Inc.	726,124

			15,611,762

		Retail: 8.5%
16,650	L	Brown Shoe Co., Inc.	549,450
16,650		Burlington Coat Factory Warehouse Corp.	633,366
87,439	L	Casey’s General Stores, Inc.	2,028,585
25,100		Cash America Intl., Inc.	520,825
53,678		Cato Corp.	1,069,803
60,868	@	CEC Entertainment, Inc.	1,933,168
52,712	@, L	Childrens Place Retail Stores, Inc.	1,878,656
34,175		Christopher & Banks Corp.	474,007
22,775	@, L	Dress Barn, Inc.	518,359

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Retail: 8.5% (continued)
11,834	@	Electronics Boutique Holdings Corp.	$743,649
45,200		Finish Line, Inc.	659,468
37,600	L	Fred’s, Inc.	470,376
48,345	@	GameStop Corp.	1,372,515
58,183	@, L	Genesco, Inc.	2,166,735
22,725	@, L	Group 1 Automotive, Inc.	627,210
25,650	@, L	Guitar Center, Inc.	1,416,137
14,125		Haverty Furniture Cos., Inc.	172,749
95,168	@	Hibbett Sporting Goods, Inc.	2,117,477
42,500	@, L	HOT Topic, Inc.	652,800
18,025	L	Ihop Corp.	734,339
49,000	@	Insight Enterprises, Inc.	911,400
35,798	@, L	Jack in the Box, Inc.	1,070,718
25,997	@, L	Jo-Ann Stores, Inc.	449,748
43,380	L	Landry’s Restaurants, Inc.	1,271,034
43,200	@, L	Linens ’N Things, Inc.	1,153,440
22,634		Lone Star Steakhouse & Saloon	588,484
46,414	L	Longs Drug Stores Corp.	1,990,696
92,970	@	Men’s Wearhouse, Inc.	2,482,299
43,925	L	Movie Gallery, Inc.	456,381
19,100	@	O’Charleys, Inc.	273,321
52,575	@, L	Panera Bread Co.	2,690,789
36,205	@, L	Papa John’s Intl., Inc.	1,814,595
21,800		PEP Boys-Manny Moe & Jack	301,712
26,500	@, L	PF Chang’s China Bistro, Inc.	1,187,995
32,175	@, L	Rare Hospitality Intl., Inc.	826,898
13,400	@, L	Red Robin Gourmet Burgers, Inc.	614,256
37,975	@	Ryan’s Restaurant Group	443,168
88,958	@, L	Select Comfort Corp.	1,777,381
81,033	L	ShopKo Stores, Inc.	2,067,962
54,763		Sonic Automotive, Inc.	1,216,834
58,693	@	Sonic Corp.	1,605,254
26,250	L	Stage Stores, Inc.	705,338
25,000	@, L	Steak N Shake Co.	453,750
32,759	L	Stein Mart, Inc.	665,008
22,650	@	TBC Corp.	781,199
82,450	@	Too, Inc.	2,261,604
32,700	@, L	Tractor Supply Co.	1,492,755
21,500		World Fuel Services Corp.	697,675
48,525	@, L	Zale Corp.	1,318,910

			54,310,278

		Savings & Loans: 1.8%
31,282	L	Anchor Bancorp Wisconsin, Inc.	922,193
47,800		BankAtlantic Bancorp, Inc.	812,122
10,900		Bankunited Financial Corp.	249,283
35,175		Commercial Federal Corp.	1,200,875
32,050	L	Dime Community Bancshares, Inc.	471,776
55,477	L	Downey Financial Corp.	3,378,549
28,700	@, L	Firstfed Financial Corp.	1,544,347
45,097	L	Flagstar Bancorp, Inc.	726,062
28,275	L	MAF Bacorp, Inc.	1,159,275
43,831		Sterling Financial Corp.	988,389

			11,452,871

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Semiconductors: 1.9%
21,550	@, L	Actel Corp.	$311,613
15,400	@	ATMI, Inc.	477,400
97,374	@	Axcelis Technologies, Inc.	508,292
37,450	@, L	Brooks Automation, Inc.	499,209
20,950		Cohu, Inc.	495,468
51,772	@	DSP Group, Inc.	1,328,470
22,639	@	ESS Technology, Inc.	80,368
59,861	@	Exar Corp.	839,251
24,925		Helix Technology Corp.	367,644
59,900	@, L	Kopin Corp.	416,305
45,475	@, L	Kulicke & Soffa Industries, Inc.	329,694
64,150	@, L	Microsemi Corp.	1,638,391
19,575	@	Pericom Semiconductor Corp.	173,043
36,850	@, L	Photronics, Inc.	714,890
26,600	@	Power Integrations, Inc.	578,550
14,100	@	Rudolph Technologies, Inc.	189,927
61,300	@, L	Skyworks Solutions, Inc.	430,326
24,550	@	Standard Microsystems Corp.	734,291
17,225	@	Supertex, Inc.	516,578
35,175	@, L	Varian Semiconductor Equipment Associates, Inc.	1,490,365
11,000	@, L	Veeco Instruments, Inc.	176,440

			12,296,515

		Software: 4.0%
21,025	@	Altiris, Inc.	321,472
84,625	@, L	Ansys, Inc.	3,257,216
16,908	@, L	Avid Technology, Inc.	699,991
38,807	@	Captaris, Inc.	145,914
31,925	@, L	Cerner Corp.	2,775,240
41,975	@	Dendrite Intl., Inc.	843,278
31,550	@	Digi Intl., Inc.	338,532
49,605	@	eFunds Corp.	934,062
12,350	@	EPIQ Systems, Inc.	269,477
73,530	@, L	Filenet Corp.	2,051,487
33,530		Global Payments, Inc.	2,605,952
40,950	@	Hyperion Solutions Corp.	1,992,218
21,499		Inter-Tel, Inc.	451,479
44,659	@	JDA Software Group, Inc.	677,924
23,278	@, L	Mantech Intl. Corp.	614,772
20,517	@, L	Mapinfo Corp.	251,333
31,144	@	MRO Software, Inc.	524,465
35,052	@, L	NDCHealth Corp.	663,184
24,984	@	Phoenix Technologies Ltd.	188,130
97,675	@	Progress Software Corp.	3,103,135
49,950	@, L	Serena Software, Inc.	995,504
23,141	@	SPSS, Inc.	555,384
27,515		SS&C Technologies, Inc.	1,008,150
25,300	@	THQ, Inc.	539,396

			25,807,695

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Storage/Warehousing: 0.1%
9,148	@, L	Mobile Mini, Inc.	$396,566

			396,566

		Telecommunications: 1.3%
72,950	@	Aeroflex, Inc.	682,812
32,901	@	Anixter Intl., Inc.	1,326,897
29,670		Black Box Corp.	1,244,953
24,725		Commonwealth Telephone Enterprises, Inc.	932,133
51,300	@, L	Comtech Telecommunications Corp.	2,127,411
29,500	@	Ditech Communications Corp.	198,830
43,863	@	General Communication, Inc.	434,244
17,350	@, L	Intrado, Inc.	312,821
33,300	@, L	Netgear, Inc.	801,198
15,775	@	Network Equipment Technologies, Inc.	72,723
42,561	@, L	Symmetricom, Inc.	329,422
7,000	@	Tollgrade Communications, Inc.	59,220

			8,522,664

		Textiles: 0.1%
5,950		Angelica Corp.	106,208
18,742		G&K Services, Inc.	738,247

			844,455

		Toys/Games/Hobbies: 0.2%
18,700	@, L	Action Performance Cos., Inc.	233,750
28,875	@	Department 56, Inc.	360,938
41,875	@, L	JAKKS Pacific, Inc.	679,631

			1,274,319

		Transportation: 1.8%
23,750	L	Arkansas Best Corp.	828,163
16,000	@	EGL, Inc.	434,400
30,962	L	Forward Air Corp.	1,140,640
55,594		Heartland Express, Inc.	1,130,782
37,906	@, L	Kansas City Southern Industries, Inc.	883,589
25,750	@, L	Kirby Corp.	1,272,823
19,380		Knight Transportation, Inc.	472,097
100,914		Landstar System, Inc.	4,039,587
21,842	@	Offshore Logistics, Inc.	808,154
17,447	@, L	Old Dominion Freight Line	584,300

			11,594,535

		Water: 0.1%
14,005	L	American States Water Co.	468,607

			468,607

		Total Common Stock (Cost $574,980,651)	635,263,826

Warrants: 0.0%
		Distribution/Wholesale: 0.0%
116	@, X	Timco Aviation Services	—

		Total Warrants (Cost $—)	—

		Total Long-Term Investments: (Cost $574,980,651)	635,263,826

ING VP Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 26.1%
		Repurchase Agreement: 1.0%
$6,791,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $6,793,122 to be received upon repurchase (Collateralized by $13,480,000 Resolution Funding Corporation, 8.125%, Market Value plus accrued interest $6,928,450, due 10/15/19)
				$6,791,000

		Total Repurchase Agreement (Cost $6,791,000)		6,791,000

		Securities Lending CollateralCC: 25.1%
160,398,408		The Bank of New York Institutional Cash Reserves Fund		160,398,408

		Total Securities Lending Collateral (Cost $160,398,408)		160,398,408

		Total Short-Term Investments (Cost $167,389,408)		$167,189,408

		Total Investments in Securities (Cost $742,170,059)*	125.5%	$802,453,234
		Other Assets and Liabilities Net	(25.5)	(163,183,681)

		Net Assets	100.0%	$639,269,553

	@	Non-income producing security
	@@	Foreign Issuer
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	I	Illiquid Securities
	cc	Securities purchased with cash collateral for securities loaned
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $745,439,269.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$80,055,048
		Gross Unrealized Depreciation		(23,041,083)

		Net Unrealized Appreciation		$57,013,965

Illiquid Securities
Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING VP Index Plus SmallCap Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial			Percentage
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Mascotech, Inc.	2,000	11/29/2000	$—	$—	0.0%

			$—	$—	0.0%

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2005 (Unaudited)

Shares		Value

Common Stock: 96.3%
	Australia: 3.9%
61,523	Aristocrat Leisure Ltd.	$558,163
41,000	BHP Billiton Ltd.	700,221
45,000	QBE Insurance Group Ltd.	642,361
31,800	SunCorp.-Metway Ltd.	479,554

		2,380,299

	Austria: 0.8%
25,300	Telekom Austria AG	505,589

		505,589

	Belgium: 3.0%
3,800	Colruyt SA	496,836
8,600	KBC GROEP NV	699,368
5,400	Umicore	591,999

		1,788,203

	Brazil: 1.1%
3,200	Banco Itau Holding Financeira SA ADR	379,712
3,900	Petroleo Brasileiro SA ADR	278,811

		658,523

	Finland: 2.8%
24,181	Elisa Oyj	419,793
25,400	Fortum Oyj	511,413
21,734	Tietoenator Oyj	734,137

		1,665,343

	France: 7.8%
11,100	BNP Paribas	847,281
10,400	Bouygues	484,803
4,600	Lafarge SA	406,582
4,800	Total SA	1,310,771
14,338	Veolia Environnement	608,093
5,600	Vinci SA	483,976
17,597	Vivendi Universal SA	577,572

		4,719,078

	Germany: 9.9%
24,300	Commerzbank AG	668,026
13,929	DaimlerChrysler AG	743,084
7,816	Deutsche Bank AG	733,938
29,500	Deutsche Post AG	693,368
48,600	Deutsche Telekom AG	888,447
8,900	E.ON AG	822,865
6,700	Fresenius Medical Care AG	612,605
4,200	Henkel KGaA	383,537
4,900	Merck KGaA	413,242

		5,959,112

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Greece: 1.1%
12,212		Alpha Bank AE	$346,962
7,380		Coca-Cola Hellenic Bottling Co. SA	214,538
5,360	@	Hellenic Telecommunications Organization SA	107,592

			669,092

		Hong Kong: 2.5%
51,000		Cheung Kong Holdings Ltd.	577,675
130,000		Citic Pacific Ltd.	364,210
164,000		Hong Kong Exchanges and Clearing Ltd.	563,165

			1,505,050

		Hungary: 0.5%
3,530		OTP Bank Rt. GDR	279,576

			279,576

		India: 1.4%
13,500		ICICI Bank Ltd. ADR	381,375
12,200	#	Reliance Industries Ltd. GDR	439,078

			820,453

		Indonesia: 0.6%
17,600		Telekomunikasi Indonesia Tbk PT ADR	366,256

			366,256

		Ireland: 0.8%
31,200		Bank of Ireland	492,382

			492,382

		Israel: 0.5%
9,900		Teva Pharmaceutical Industries Ltd. ADR	330,858

			330,858

		Italy: 4.0%
105,735		Banca Intesa S.p.A.	495,058
30,600		ENI-Ente Nazionale Idrocarburi S.p.A.	910,565
32,000		Mediaset S.p.A.	379,981
228,600		Telecom Italia S.p.A.	638,684

			2,424,288

		Japan: 23.8%
97,000		Bosch Automotive Systems Corp.	518,432
11,100		Canon, Inc.	603,340
19,000		Chubu Electric Power Co., Inc.	464,895
117		Dentsu, Inc.	333,730

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Japan: 23.8% (continued)
8,600		Don Quijote Co., Ltd.	$553,842
138		East Japan Railway Co.	790,225
12,300	@	Hoya Corp.	418,899
4,100		Hoya Corp.	136,977
45		Japan Tobacco, Inc.	711,685
22,800		Leopalace21 Corp.	554,274
78		Mitsubishi Tokyo Financial Group, Inc.	1,022,868
69,000		Mitsui Mining & Smelting Co., Ltd.	402,740
109		Mizuho Financial Group, Inc.	697,959
106		Nippon Telegraph & Telephone Corp.	526,627
51,000		Nissan Motor Co., Ltd.	587,442
15,300		NOK Corp.	458,507
132,000		Oki Electric Industry Ltd.	451,417
8,800		Sankyo Co., Ltd	465,979
2,470		SFCG Co., Ltd.	641,019
61,000		Sumitomo Corp.	648,609
39,000		Sumitomo Electric Industries Ltd.	528,895
123,000		Sumitomo Metal Industries Ltd.	433,456
56,000		Sumitomo Trust & Banking Co., Ltd.	463,981
105,000		Taisei Corp.	432,752
44,000		Takashimaya Co., Ltd.	562,851
15,100		Takeda Pharmeceutical Co., Ltd.	905,427

			14,316,828

		Netherlands: 4.8%
31,800	@	ASML Holding NV	525,601
28,500		Koninklijke Philips Electronics NV	762,645
45,486		Royal Dutch Shell PLC	1,575,586

			2,863,832

		Norway: 1.5%
4,260		Norsk Hydro ASA	476,367
13,600	@	Petroleum Geo-Services ASA	434,225

			910,592

		Singapore: 0.6%
39,000		DBS Group Holdings Ltd.	365,556

			365,556

		South Korea: 0.5%
1,040		Samsung Electronics Co., Ltd. GDR	296,848

			296,848

		Spain: 1.0%
18,600		Repsol YPF SA	602,779

			602,779

		Sweden: 2.6%
34,500		Swedish Match AB	413,177
167,000		Telefonaktiebolaget LM Ericsson	616,073
11,600		Volvo AB	508,131

			1,537,381

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Switzerland: 5.7%
8,980		Roche Holding AG	$1,252,726
9,910		Swiss Reinsurance	654,075
11,730		UBS AG	1,003,924
2,952	@	Zurich Financial Services AG	505,859

			3,416,584

		United Kingdom: 15.1%
18,800		Anglo American PLC	562,874
168,100		Centrica PLC	733,044
56,000		Diageo PLC	808,268
30,100		Enterprise Inns PLC	449,183
59,300		GlaxoSmithKline PLC	1,517,238
33,400		GUS PLC	505,370
65,069		HBOS PLC	984,096
93,700		Hilton Group PLC	522,558
116,290		Kingfisher PLC	445,187
201,600		Legal & General Group PLC	405,086
135,900		Rentokil Initial PLC	398,235
38,403		Royal Bank of Scotland Group PLC	1,094,163
65,900		Unilever PLC	691,372

			9,116,674

		Total Common Stock
		(Cost $50,764,822)	57,991,176

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 4.2%
		Repurchase Agreement: 4.2%
$2,535,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750% due 10/03/05, $2,535,792 to be received upon repurchase (Collateralized by $2,580,000 Federal Home Loan Corporation, 3.800%, Market value plus accrued interest $2,590,544, due 12/27/06)		$2,535,000

		Total Repurchase Agreement
		(Cost $2,535,000)		2,535,000

		Total Investments in Securities
		(Cost $53,299,822)*	100.5%	$60,526,176
		Other Assets and Liabilities-Net	(0.5)	(271,753)

		Net Assets	100.0%	$60,254,423

	Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $53,379,860.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,585,904
		Gross Unrealized Depreciation		(439,588)

		Net Unrealized Appreciation		$7,146,316

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	0.5%
Agriculture	1.9
Auto Manufacturers	3.0
Auto Parts and Equipment	1.6
Banks	19.0
Beverages	1.7
Building Materials	0.7
Chemicals	1.7
Commercial Services	0.7
Computers	1.2
Distribution/Wholesale	1.1
Diversified Financial Services	2.0
Electric	3.0
Electrical Components and Equipment	0.9
Electronics	2.2
Engineering and Construction	2.3
Entertainment	1.8
Food	2.0
Gas	1.2
Healthcare-Products	1.0
Holding Companies-Diversified	0.6
Household Products/Wares	0.6
Insurance	3.7
Iron/Steel	0.7
Leisure Time	0.8
Media	1.6
Mining	2.8
Office/Business Equipment	1.0
Oil and Gas	8.5
Oil&Gas Services	0.7
Pharmaceuticals	7.3
Real Estate	1.9
Retail	4.2
Semiconductors	1.4
Telecommunications	7.5
Transportation	2.5
Water	1.0
Repurchase Agreement	4.2
Other Assets and Liabilities, Net	(0.5)

Net Assets	100.0%

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 96.7%
		Aerospace/Defense: 4.2%
94,500	L	DRS Technologies, Inc.	$4,664,520
136,050	L	Engineered Support Systems, Inc.	5,583,492
86,775	@, L	Innovative Solutions & Support, Inc.	1,347,616
73,000	@, L	MTC Technologies, Inc.	2,334,540
162,250	@, L	Teledyne Technologies, Inc.	5,592,758

			19,522,926

		Apparel: 0.9%
186,000	@	Warnaco Group, Inc.	4,075,260

			4,075,260

		Banks: 4.5%
42,700		Bancorpsouth, Inc.	975,695
139,300		Bank Mutual Corp.	1,493,296
45,400	L	Chemical Financial Corp.	1,475,500
74,900	L	First Republic Bank	2,638,727
195,000		Hudson United Bancorp	8,254,350
60,475		IBERIABANK Corp.	3,214,246
91,800		Texas Regional Bancshares, Inc.	2,642,922

			20,694,736

		Biotechnology: 0.2%
10,700	@, L	Enzo Biochem, Inc.	164,352
206,000	@, L	Incyte, Corp.	968,200

			1,132,552

		Building Materials: 1.4%
28,000		Eagle Materials, Inc.	3,398,360
60,000	@	Genlyte Group, Inc.	2,884,800

			6,283,160

		Chemicals: 0.2%
150,000	@, L	Terra Industries, Inc.	997,500

			997,500

		Coal: 0.2%
35,300	@, L	Westmoreland Coal Co.	976,398

			976,398

		Commercial Services: 4.3%
81,900		Arbitron, Inc.	3,262,896
105,400	@, L	Bright Horizons Family Solutions, Inc.	4,047,360
135,398	@, L	DiamondCluster Intl., Inc.	1,026,317
63,000	@	Exponent, Inc.	1,977,570
138,200	@	Labor Ready, Inc.	3,544,830
200,000	@, L	Resources Connection, Inc.	5,926,000

			19,784,973

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 7.3%
113,000		Agilysys, Inc.	$1,902,920
91,500	@	Anteon Intl. Corp.	3,912,540
120,000	@	Brooktrout, Inc.	1,556,400
204,900	@, L	Electronics for Imaging	4,700,406
248,850	@, L	InterVoice, Inc.	2,242,139
202,300		Jack Henry & Associates, Inc.	3,924,620
102,000	@, L	Kronos, Inc.	4,553,280
117,800	@	Micros Systems, Inc.	5,153,750
128,950		MTS Systems Corp.	4,870,442
31,500	@	Palm, Inc.	892,395

			33,708,892

		Distribution/Wholesale: 2.2%
131,000		Watsco, Inc.	6,957,410
91,500	@	WESCO Intl., Inc.	3,099,105

			10,056,515

		Diversified Financial Services: 1.2%
300,000	@, L	Knight Capital Group, Inc.	2,493,000
65,700		National Financial Partners Corp.	2,965,698

			5,458,698

		Electric: 0.1%
11,000	L	ITC Holdings Corp.	318,780

			318,780

		Electrical Components & Equipment: 1.7%
160,000		Ametek, Inc.	6,875,200
123,500	@	Artesyn Technologies, Inc.	1,148,550

			8,023,750

		Electronics: 1.9%
165,000		CTS, Corp.	1,996,500
82,800	@	SBS Technologies, Inc.	797,364
172,650	@	Trimble Navigation Ltd.	5,816,579

			8,610,443

		Energy — Alternate Sources: 1.1%
133,300	@, L	Headwaters, Inc.	4,985,420

			4,985,420

		Engineering & Construction: 0.9%
75,000	@, L	Washington Group Intl., Inc.	4,041,750

			4,041,750

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 1.0%
130,700	@, L	Macrovision Corp.	$2,496,370
175,000	@, L	Sunterra Corp.	2,297,750

			4,794,120

		Environmental Control: 0.4%
66,200		Metal Management, Inc.	1,678,170

			1,678,170

		Food: 1.4%
155,000		Corn Products Intl., Inc.	3,126,350
48,000	L	Sanderson Farms, Inc.	1,783,680
1,330		Seaboard Corp.	1,826,090

			6,736,120

		Gas: 1.2%
75,000	L	New Jersey Resources Corp.	3,448,500
58,000	L	Peoples Energy Corp.	2,284,040

			5,732,540

		Healthcare — Products: 0.2%
39,300	@, L	Wright Medical Group, Inc.	969,924

			969,924

		Healthcare — Services: 5.2%
86,100	@, L	Amedisys, Inc.	3,357,900
151,900	@, L	Kindred Healthcare, Inc.	4,526,620
118,100	@, L	Matria Healthcare, Inc.	4,458,275
29,800	@, L	Psychiatric Solutions, Inc.	1,616,054
61,000	@, L	Sierra Health Services	4,201,070
159,000	@, L	United Surgical Partners Intl., Inc.	6,218,490

			24,378,409

		Household Products/Wares: 1.0%
61,520	@	Central Garden & Pet Co.	2,783,780
98,200	@, L	Fossil, Inc.	1,786,258

			4,570,038

		Housewares: 0.6%
80,400		Toro Co.	2,955,504

			2,955,504

		Insurance: 1.3%
64,500		Commerce Group, Inc.	3,742,290
86,000		Ohio Casualty Corp.	2,332,320

			6,074,610

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 1.5%
64,000	@, L	Equinix, Inc.	$2,665,600
233,000	@	Sapient Corp.	1,456,250
157,000	@, L	Valueclick, Inc.	2,683,130

			6,804,980

		Investment Companies: 1.4%
221,000	L	Apollo Investment Corp.	4,375,800
34,500	@, L	iShares Russell 2000 Index Fund	2,290,455

			6,666,255

		Iron/Steel: 1.2%
32,000		Carpenter Technology	1,875,520
24,400	L	Cleveland-Cliffs, Inc.	2,125,484
290,000	@@	Gerdau Ameristeel Corp.	1,508,000

			5,509,004

		Leisure Time: 0.5%
189,000	@, L	K2, Inc.	2,154,600

			2,154,600

		Lodging: 1.6%
294,450	@	Interstate Hotels & Resorts, Inc.	1,369,193
687,000	@	La Quinta Corp.	5,970,030

			7,339,223

		Machinery — Construction & Mining: 0.8%
73,850	@	Terex Corp.	3,650,406

			3,650,406

		Machinery — Diversified: 2.0%
34,500	@, L	Middleby Corp.	2,501,250
243,700		Wabtec Corp.	6,648,136

			9,149,386

		Media: 1.3%
224,700	@, L	4Kids Entertainment, Inc.	3,907,533
43,650		Liberty Corp.	2,046,749

			5,954,282

		Mining: 0.4%
97,000	@, @@	Inmet Mining Corp.	1,742,590

			1,742,590

		Miscellaneous Manufacturing: 1.0%
124,025	@, L	Ceradyne, Inc.	4,549,237

			4,549,237

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 3.9%
125,400	@	Denbury Resources, Inc.	$6,325,176
72,500	@, L	Giant Industries, Inc.	4,244,150
102,000	@	Southwestern Energy Co.	7,486,800

			18,056,126

		Oil & Gas Services: 4.3%
114,500	@, @@, L	Core Laboratories NV	3,693,770
56,700	@, L	FMC Technologies, Inc.	2,387,637
127,500	@	Global Industries Ltd.	1,879,350
86,500	@	Hydril	5,937,360
145,400	@, L	Oil States Intl., Inc.	5,279,474
36,600	@	Superior Energy Services	845,094

			20,022,685

		Packaging & Containers: 0.3%
23,300		Greif, Inc.	1,400,330

			1,400,330

		Pharmaceuticals: 4.5%
225,000	@, L	Alkermes, Inc.	3,780,000
91,450	@, L	Amylin Pharmaceuticals, Inc.	3,181,546
40,000	@, L	Atherogenics, Inc.	641,200
202,200	@, L	Critical Therapeutics, Inc.	1,904,724
175,000	@, L	Discovery Laboratories, Inc.	1,128,750
178,900	@, L	First Horizon Pharmaceutical Corp.	3,554,743
83,000	@, L	Idenix Pharmaceuticals, Inc.	2,083,300
46,000	@, L	Neurocrine Biosciences, Inc.	2,262,740
35,800	@, L	United Therapeutics Corp.	2,498,840

			21,035,843

		Real Estate Investment Trust: 6.3%
231,600		Acadia Realty Trust	4,166,482
37,500		Alexandria Real Estate Equities, Inc.	3,100,875
50,700	L	Capital Automotive REIT	1,962,597
83,100		Corporate Office Properties Trust	2,904,345
78,527		Gramercy Capital Corp.	1,881,507
252,100		Innkeepers USA Trust	3,894,945
135,800		LaSalle Hotel Properties	4,678,310
90,781		National Health Investors, Inc.	2,506,463
49,000		Newcastle Investment Corp.	1,367,100
42,650		SL Green Realty Corp.	2,907,877

			29,370,501

		Retail: 5.7%
75,800	@, L	Aeropostale, Inc.	1,610,750
55,000		Brown Shoe Co., Inc.	1,815,000
137,200		Claire’s Stores, Inc.	3,310,636

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.7% (continued)
122,000	@, L	Electronics Boutique Holdings Corp.	$7,666,480
59,500		Lone Star Steakhouse & Saloon	1,547,000
87,000	@	Pantry, Inc.	3,251,190
95,100	L	Regis Corp.	3,596,682
97,200	L	Stage Stores, Inc.	2,611,764
95,644	L	Syms Corp.	1,280,673

			26,690,175

		Savings & Loans: 1.4%
327,000		First Niagra Financial Group, Inc.	4,721,879
33,800		WSFS Financial Corp.	1,990,482

			6,712,361

		Semiconductors: 3.4%
142,600	@	Actel Corp.	2,061,996
113,300	@, L	ADE Corp.	2,546,984
57,600	@, L	Formfactor, Inc.	1,314,432
250,000	@, L	Integrated Device Technology, Inc.	2,685,000
152,700	@, L	Micrel, Inc.	1,714,821
132,300	@, L	Varian Semiconductor Equipment Associates, Inc.	5,605,551

			15,928,784

		Software: 5.0%
115,500	@, L	Ansys, Inc.	4,445,594
131,600	@, L	Filenet Corp.	3,671,640
495,100	@, L	Informatica Corp.	5,951,102
152,700	@	Progress Software Corp.	4,851,279
204,450	@, L	THQ, Inc.	4,358,874

			23,278,489

		Telecommunications: 1.1%
162,000	@, L	Netgear, Inc.	3,897,720
77,000	L	Otelco, Inc.	1,192,730

			5,090,450

		Textiles: 0.8%
97,200	L	G&K Services, Inc.	3,828,708

			3,828,708

		Transportation: 2.7%
80,250	L	Forward Air Corp.	2,956,410
104,800	@	HUB Group, Inc.	3,847,208
145,000		Landstar System, Inc.	5,804,350

			12,607,968

		Trucking & Leasing: 1.1%
130,800	L	GATX Corp.	5,173,140

			5,173,140

		Total Common Stock (Cost $378,894,567)	449,276,711

ING VP Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 29.5%
		Repurchase Agreement: 2.9%
$13,774,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.75%, due 10/03/05, $13,778,304 to be received upon repurchase (Collateralized by $14,280,000 Federal Home Loan Mortgage Corporation, 2.875%-3.800%, Market Value plus accrued Interest $14,175,497, due 12/15/06-12/27/06).		$13,774,000

		Total Repurchase Agreement
		(Cost $13,774,000)		13,774,000

		Securities Lending CollateralCC: 26.6%
123,393,701		The Bank of New York Institutional Cash Reserves Fund		123,393,701

		Total Securities Lending Collateral
		(Cost $123,393,701)		123,393,701

		Total Short-Term Investments:
		(Cost $137,167,701)		137,167,701

		Total Investments in Securities
		(Cost $516,062,268)*	126.3%	$586,444,412
		Other Assets and Liabilities-Net	(26.3)	(122,300,085)

		Net Assets	100.0%	$464,144,327

	@	Non-income producing security
	@@	Foreign Issuer
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $516,224,347.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$84,332,661
		Gross Unrealized Depreciation		(14,112,596)

		Net Unrealized Appreciation		$70,220,065

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.6%
		Aerospace/Defense: 3.0%
28,300		General Dynamics Corp.	$3,383,265
35,800		United Technologies Corp.	1,855,872

			5,239,137

		Agriculture: 2.3%
55,600	L	Altria Group, Inc.	4,098,276

			4,098,276

		Apparel: 1.1%
24,900		Nike, Inc.	2,033,832

			2,033,832

		Banks: 9.5%
164,500		Bank of America Corp.	6,925,450
9,100	L	Hibernia Corp.	273,364
62,300		The Bank of New York Co., Inc.	1,832,243
102,600		Wells Fargo & Co.	6,009,282
25,000		Zions Bancorporation	1,780,250

			16,820,589

		Beverages: 1.8%
42,100		Coca-Cola Co.	1,818,299
21,500		Molson Coors Brewing Co.	1,376,215

			3,194,514

		Biotechnology: 0.7%
29,900	@	Charles River Laboratories Intl., Inc.	1,304,238

			1,304,238

		Building Materials: 1.6%
90,100		Masco Corp.	2,764,268

			2,764,268

		Chemicals: 3.7%
70,500		Dow Chemical Co.	2,937,735
24,500		E.I. du Pont de Nemours & Co.	959,665
46,100	L	Lyondell Chemical Co.	1,319,382
28,200		Praxair, Inc.	1,351,626

			6,568,408

		Coal: 2.0%
41,500		Peabody Energy Corp.	3,500,525

			3,500,525

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Computers: 1.6%
34,700		International Business Machines Corp.	$2,783,634

			2,783,634

		Cosmetics/Personal Care: 0.7%
48,300	L	Avon Products, Inc.	1,304,100

			1,304,100

		Distribution/Wholesale: 0.5%
25,900	@	WESCO Intl., Inc.	877,233

			877,233

		Diversified Financial Services: 15.2%
28,500	L	Capital One Financial Corp.	2,266,320
101,100		Citigroup, Inc.	4,602,072
114,900	L	Countrywide Financial Corp.	3,789,402
60,600		Freddie Mac	3,421,476
120,700		J.P. Morgan Chase & Co.	4,095,351
9,800	L	Lehman Brothers Holdings, Inc.	1,141,504
59,000		Merrilll Lynch & Co., Inc	3,619,650
72,700		Morgan Stanley	3,921,438

			26,857,213

		Electric: 2.3%
21,300	L	Entergy Corp.	1,583,016
65,400		Pacific Gas & Electric Co.	2,566,950

			4,149,966

		Electronics: 1.5%
95,600	@, @@	Flextronics Intl. Ltd.	1,228,460
51,100	@@	Koninkijke Philips Electronics NV	1,363,348

			2,591,808

		Entertainment: 0.5%
48,700	L	Regal Entertainment Group	975,948

			975,948

		Food: 2.2%
56,100		McCormick & Co., Inc.	1,830,543
70,571	@	Smithfield Foods, Inc.	2,094,547

			3,925,090

		Forest Products & Paper: 0.5%
27,400		International Paper Co.	816,520

			816,520

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 1.4%
52,100		Sempra Energy	$2,451,826

			2,451,826

		Household Products/Wares: 1.6%
48,700		Kimberly-Clark Corp.	2,899,111

			2,899,111

		Insurance: 4.3%
49,100		American Intl. Group, Inc.	3,042,236
69,500	L	Metlife, Inc.	3,463,185
23,300		St. Paul Travelers Cos., Inc.	1,045,471

			7,550,892

		Leisure Time: 1.1%
43,800	@, L	Royal Caribbean Cruises Ltd.	1,892,160

			1,892,160

		Lodging: 2.0%
25,800		Harrah’s Entertainment, Inc.	1,681,902
34,900	@, @@	Kerzner Intl. Ltd.	1,938,695

			3,620,597

		Media: 3.2%
43,500		Gannett Co.	2,994,105
51,600		Time Warner, Inc.	934,476
53,800	L	Tribune Co.	1,823,282

			5,751,863

		Mining: 0.6%
46,000		Alcoa, Inc.	1,123,320

			1,123,320

		Miscellaneous Manufacturing: 2.7%
115,600		General Electric Co.	3,892,252
33,900	@@, L	Tyco Intl. Ltd.	944,115

			4,836,367

		Office/Business Equipment: 0.8%
105,600	@, L	Xerox Corp.	1,441,440

			1,441,440

		Oil & Gas: 12.2%
28,400		Apache Corp.	2,136,248
48,800		Cabot Oil & Gas Corp.	2,464,888
39,800		ConocoPhillips	2,782,418
104,200		Exxon Mobil Corp.	6,620,868
38,200	@	Newfield Exploration Co.	1,875,620
87,000	@	Plains Exploration & Production Co.	3,725,340
42,900		XTO Energy, Inc.	1,944,228

			21,549,610

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services: 4.7%
68,000	L	BJ Services Co.	$2,447,320
94,100	@	Dresser-Rand Group, Inc.	2,317,683
51,000		Halliburton Co.	3,494,520

			8,259,523

		Pharmaceuticals: 4.8%
219,600		Pfizer, Inc.	5,483,412
89,900	@@, L	Teva Pharmaceutical Industries Ltd. ADR	3,004,458

			8,487,870

		Real Estate Investment Trust: 1.0%
79,200		KKR Financial Corp.	1,761,408

			1,761,408

		Retail: 1.6%
23,000		Abercrombie & Fitch Co.	1,146,550
49,900		McDonald’s Corp.	1,671,151

			2,817,701

		Savings & Loans: 0.9%
75,800		Sovereign Bancorp, Inc.	1,670,632

			1,670,632

		Semiconductors: 1.0%
210,400	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,729,488

			1,729,488

		Software: 0.9%
58,900		Microsoft Corp.	1,515,497

			1,515,497

		Telecommunications: 2.1%
153,300	L	SBC Communications, Inc.	3,674,601

			3,674,601

		Total Common Stock
		(Cost $159,053,145)	172,839,205

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 16.3%
		Repurchase Agreement: 1.4%
$2,419,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $2,419,756 to be received upon repurchase (Collateralized by $2,460,000 Federal Home Loan Mortgage Corporation, 3.800% Market Value plus accrued interest $2,470,053, due 12/27/06)
				$2,419,000

		Total Repurchase Agreement
		(Cost $2,419,000)		2,419,000

		Securities Lending CollateralCC: 14.9%
123,393,701		The Bank of New York Institutional Cash Reserves Fund		26,337,486

		Total Securities Lending Collateral
		(Cost $26,337,486)		26,337,486

		Total Short-Term Investments:
		(Cost $28,756,486)		28,756,486

		Total Investments in Securities
		(Cost $187,809,631)*	113.9%	$201,595,691
		Other Assets and Liabilities-Net	(13.9)	(24,554,599)

		Net Assets	100.0%	$177,041,092

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $188,872,022.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,586,170
		Gross Unrealized Depreciation		(5,862,501)

		Net Unrealized Appreciation		$12,723,669

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005